UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04995

Sit U.S. Government Securities Fund, Inc.

(Exact name of registrant as specified in charter)

3300 IDS Center

80 South Eighth Street

Minneapolis, MN 55402

(Address of principal executive offices)

Paul E. Rasmussen, VP Treasurer

Sit Mutual Funds, Inc.

3300 IDS Center

80 South Eighth Street

Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 332-3223

Date of fiscal year end: March 31, 2023

Date of reporting period: September 30, 2023

Item 1: Reports to Stockholders

Semi-Annual Report September 30, 2023 U.S. Government Securities Fund Quality Income Fund Tax-Free Income Fund Minnesota Tax-Free Income Fund Sit Mutual Funds

Sit Mutual Funds

BOND FUNDS SEMI-ANNUAL REPORT

This document must be preceded or accompanied by a Prospectus.

CHAIRMAN’S LETTER

November 3, 2023

Dear fellow shareholders:

The Federal Reserve’s (the Fed) hawkish monetary policy and continued elevated inflation were the main focus for investors during the semi-annual period ended September 30th, 2023. The Fed twice raised its target for the Fed Funds rate during the period, while leaving it unchanged on two additional occasions. The decision to leave the target rate unchanged in June was the first Fed meeting where rates were not increased since March of 2022. The Fed’s stated intent to keep interest rates high until inflation drops near 2.0% resulted in a decline in bond prices during the period. The broad bond market, as measured by the Bloomberg Aggregate Bond Index, returned -4.1% for the period, as market yields rose for all maturities.

The Treasury yield curve shifted higher by more than 1.0% during the period and maintained its inverted shape, with the 2-year Treasury yielding 0.5% more than the 10-year Treasury. The rise in shorter-maturity Treasury yields reflects the market’s view that the Federal Reserve will maintain its restrictive policies for the foreseeable future as the 2-year Treasury yield anticipates future changes in the Fed Funds rate. Meanwhile, a pronounced shift in market sentiment during late summer to a ‘higher for longer’ rate policy expectation for the Fed sent the yield on the 30-year Treasury bond up to 5.0% for the first time since 2007. The downgrade by Fitch in August of the United States’ credit rating also pushed yields higher. In response to the protracted congressional negotiations over the government debt limit, Fitch downgraded the government’s credit rating from AAA to AA+. The debt rating is now below the AAA level by two of the three major rating agencies.

Monetary Policy

The Fed increased its target for the Fed Funds rate by 0.25% at both the May and July FOMC meetings, opting to leave rates unchanged at the June and September meetings as they slow the pace of monetary tightening. This tightening campaign is the most aggressive the economy has experienced since the early 1980s, with the Fed raising the Fed Funds rate from zero to 5.25% in under 17 months. Now, with the end of the tightening cycle likely nearing, the Fed is monitoring for lagged effects of how its policy is impacting economic data, particularly inflation, as it moves forward. The Fed has indicated that it intends to maintain a restrictive monetary policy until inflation stabilizes at 2.0%.

The Fed continues to shrink its bloated balance sheet by forgoing the reinvestment of the cash received from bond maturities and mortgage principal payments, subject to monthly caps. The Fed’s balance sheet ballooned to nearly $9.0 trillion as it absorbed the bond issuance required to finance the various pandemic-related fiscal stimulus packages. Total assets on the Fed’s balance sheet have now declined to under $8.0 trillion as $1.2 trillion of principal payments were not reinvested. The Fed appears resolved to normalize the balance sheet and continue letting it shrink regardless of the level or direction of changes in the Fed Funds target rate. The Fed’s balance sheet expanded by $344 billion in March of 2023 as it provided emergency financing to the banking industry as rising interest rates pressured capital ratios for several banks. There was still $174 billion of emergency financing outstanding to these banks at the end of the period.

Inflation

Inflation moderated throughout 2023 as the year-over-year change in the Consumer Price Index (CPI) dropped from 6.4% as of December 2022 to 3.7% as of September 2023. Excluding food and energy prices, the core CPI also declined in 2023 from 5.7% to 4.1%. Furthermore, recent data suggests inflation has slowed even more, as the annualized 3-month change for core CPI as of September 2023 was just 3.1%. Core personal consumption expenditures (PCE), the Fed’s preferred inflation measure, has shown a similar trend with the year-over-year change as of August 2023 at 3.9% and the most recent 3-month annualized change nearing the Fed’s target at 2.2%.

The decline in inflation has been driven by the prices of goods. As of September 2023, the goods component of core CPI was unchanged from a year earlier, with eight of the last twelve months registering at or below 0.0%. Disinflation of goods prices has been driven by the easing of the pandemic-related supply chain disruptions that led to shortages and, consequently, higher prices. A shortage of labor was predominantly responsible for the empty shelves at retail stores as people were unwilling or unable to work due to government shutdowns, illness, or excessive pandemic-related fiscal stimulus. Millions left the labor force as three rounds of stimulus checks, a moratorium on student loan payments and evictions, and innumerable state initiatives bloated savings accounts. However, since the beginning of 2022, the personal savings rate has been running below long-term averages, depleting excess savings and pushing workers back into the labor force. The end of the student loan payment suspension in October 2023 should also result in an additional uptick in the labor force. As of September 2023, the Labor Force Participation Rate for workers aged 24 – 54 was 83.5%, higher than before the pandemic. The impact of so many people returning to work can be seen in recent ISM Manufacturing Surveys, which show declining prices for inputs since May 2023 and declining order backlogs since October 2022.

While the inflation rate for goods has returned to near-normal levels, the pace of price increases for services has remained elevated with the year-over-year change in the services component of core CPI at 5.7% through September 2023. Shelter prices, representing over 40% of core CPI, are the main driver of elevated services

2	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

inflation, with a year-over-year change of 7.1% through September 2023. Despite mortgage interest rates over 7.5%, home prices continue to rise. Additionally, rents are now at an all-time high. However, the pace of rent increases is expected to slow as over 1 million new rental units are set to be completed through 2025. Due to the lag at which rent changes are reflected in the CPI data, the Fed has begun monitoring core services inflation, excluding housing. Like the core goods index, this new ‘supercore’ index points to moderating services inflation with a year-over-year change of 3.8% as of September 2023.

Outlook & Strategy

The Fed seems determined to keep monetary policy sufficiently restrictive until inflation is well on its way to stabilizing at 2.0% as it appears resolved to not declare victory over inflation too early. Economic growth will likely stall over the coming quarters as higher interest rates negatively impact the economy. To fight inflation, the Fed is focused on bringing aggregate demand in the economy down to the level of aggregate supply, where prices will find equilibrium. One key metric that the Fed monitors in this regard is the number of job openings per unemployed person. The ratio stood at 1.5 jobs-per-unemployed as of September 2023, after peaking at 2.0 jobs-per-unemployed in 2022. With demand for labor still surpassing supply by a wide margin, the Fed appears to believe it can keep rates high without inflicting too much harm on the economy. However, the effects of higher interest rates are being felt in several sectors of the economy. The Fed needed to bail out several banks earlier this year, higher mortgage rates have slowed housing activity, and manufacturing activity has been contracting for all of 2023. In fact, only 5% of respondents to a recent survey of small businesses think it is a good time to expand.

Inflation will likely continue to progress towards the Fed’s target as wage growth has stabilized at a moderate pace, while productivity gains and an expanding labor force keep shortages and order backlogs at bay. The Fed will likely begin lowering the target Fed Funds rate in the second half of 2024 as inflation nears the 2.0% target. The anticipation of an eventual cut in interest rates should result in a decline in short-maturity yields as the yield curve normalizes to an upward-sloping shape. For the Sit Quality Income Fund, we are emphasizing securities in the 3-5 year maturity part of the yield curve which we expect to disproportionally benefit from the normalization. The Sit U.S. Government Securities Fund continues to emphasize seasoned mortgages that we believe will provide an income advantage over the long term. In addition to the most attractive tax-exempt yields in a decade, our tax-free Funds also offer the potential for meaningful price appreciation when interest rates decline due to our longer than benchmark durations.

With yields at the highest levels since before the Great Financial Crisis, we expect that income will once again be a significant component of return.

In conclusion, investors should maintain a diversified portfolio of stocks and bonds underpinned by strong fundamentals to help manage risk in this challenging market. We appreciate your continued interest in the Sit family of funds. Please see our complete Outlook and Strategy research paper at www.sitfunds.com.

With best wishes,

Roger J. Sit

Chairman and President Sit Mutual Funds

SEPTEMBER 30, 2023	3

Sit U.S. Government Securities Fund - Class S and Class Y

OBJECTIVE & STRATEGY

The objective of the Sit U.S. Government Securities Fund is to provide high current income and safety of principal, which it seeks to attain by investing solely in debt obligations issued, guaranteed or insured by the U.S. government or its agencies or its instrumentalities. Agency mortgage securities and U.S. Treasury securities are the principal holdings in the Fund. The mortgage securities that the Fund purchases consist of pass-through securities including those issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC).

Fund Performance

The Sit U.S. Government Securities Fund (Class S) provided a return of -2.46% during the 6-month period ended September 30, 2023, compared to the return of the Bloomberg Intermediate Government Bond Index of -1.90%. The Fund’s 30-day SEC yield was 3.98% and its 12-month distribution rate was 3.11%.

Factors that Influenced the Fund’s Performance

During the 6-month period, the Fund benefited from the consistent relatively high level of income provided by its holdings in higher coupon government agency mortgages. Yields on U.S. Treasury securities were higher across all maturities. The Fund seeks to reduce interest rate risk by using options on Treasury securities. The use of options was effective in providing stability to the Fund’s net asset value but detracted from overall performance. The Fund continued to experience relatively stable prepayment rates as the mortgage holdings are generally well seasoned and have been through many refinancing cycles. Mortgage pass-through holdings outperformed the benchmark due to the shorter duration while holdings in collateralized mortgage obligations underperformed due to longer durations. The Fund’s holdings in longer-dated U.S. Treasury securities detracted from performance as yields on those securities rose significantly.

Outlook and Positioning

The inflation rate has been the most scrutinized economic metric in the past six months while the Federal Reserve (Fed) continues to be ambiguous about the peak desired level of short-term interest rates. Investors have been whipsawed back and forth by economic indicators. Most believe that we have reached the maximum level of short-term interest rates in this cycle, but hawkish rhetoric from the Fed has investors weary. The Fed began the period with headwinds with respect to inflation such as the ongoing war between Ukraine and Russia, supply chain disruptions relating to Covid-19, and pent-up excess savings from loose fiscal policies. To combat inflation, the Fed embarked on one of the most aggressive interest rate hiking cycles ever which saw the Fed Funds rate upper bound target rate increase from 0.25% to 5.50% in only 18 months. The Fed’s policies achieved a disinflationary environment as year-over-year core PCE, the Fed’s preferred inflation metric, fell from 5.6% to 3.9%. Now the Fed has tailwinds with respect to lower inflation. Supply chains have normalized, and pent-up savings have been depleted. Any remaining pent-up savings will likely run out as student loan payments are set to resume this October. Talks of a recession have subsided, and

HYPOTHETICAL GROWTH OF $10,000

The chart above illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter) as compared to the performance of the Bloomberg Intermediate Government Bond Index. Past performance does not guarantee future results. Returns include the reinvestment of distributions. The chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[1]

The Bloomberg Intermediate Government Bond Index is a sub-index of the Bloomberg Government Bond Index covering issues with remaining maturities of between three and five years. The Bloomberg Government Bond Index is an index that measures the performance of all public U.S. government obligations with remaining maturities of one year or more. The returns include the reinvestment of income and do not include any transaction costs, management fees or other costs. It is not possible to invest directly in an index. This is the Fund’s primary index.

investors have accepted interest rates to remain higher well into next year. Mortgage rates, currently in the 7.5%-8.0% range, have significantly increased mortgage payments for people looking to buy a new home which will likely reduce the contribution to economic activity from the housing sector. Prepayments across all coupons have slowed and we expect decreased housing turnover and refinancing to grind to a halt.

We have positioned the portfolio for the eventual yield curve normalization when the Fed signals that it has reached its inflation goals. The Fund’s focus on seasoned, high coupon agency mortgage securities provide a high level of income which has been a fundamental focus of the Fund since its inception.

Bryce A. Doty, CFA	Mark H. Book, CFA
Senior Portfolio Manager	Portfolio Manager

4	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

COMPARATIVE RATES OF RETURNS

as of September 30, 2023

	Sit U.S. Government
	Securities Fund
	Class S	Class Y	Bloomberg Intermediate Gov’t. Bond Index[1]	Lipper U.S. Gov’t Fund Index[2]
Six Month	-2.46%	-2.43%	-1.90%	n/a
One Year	-0.93	-0.77	1.33	-3.06%
Five Year	0.31	n/a	0.68	-0.78
Ten Year	0.76	n/a	0.81	0.41
Since Inception-Class S (6/2/87)	4.51	n/a	4.67	4.35
Since Inception-Class Y (1/1/20)	n/a	-0.59	-1.02	-3.27

Performance figures are historical and do not guarantee future results. Investment returns and principal value will vary, and you may have a gain or loss when you sell shares. Current performance may be lower or higher than the performance data quoted. Contact the Fund for performance data current to the most recent month-end. Returns include changes in share price as well as reinvestment of all dividends and capital gains and all fee waivers. Without the fee waivers total return and yield figures would have been lower. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Management fees and administrative expenses are included in the Fund’s performance. Returns for periods greater than one year are compounded average annual rates of return.

[1]

The Bloomberg Intermediate Government Bond Index is a sub-index of the Bloomberg Government Bond Index covering issues with remaining maturities of between three and five years. The Bloomberg Government Bond Index is an index that measures the performance of all public U.S. government obligations with remaining maturities of one year or more. The returns include the reinvestment of income and do not include any transaction costs, management fees or other costs. It is not possible to invest directly in an index.

[2]	The Lipper returns are obtained from Lipper Analytical Services, Inc., a large independent evaluator of mutual funds.

FUND DIVERSIFICATION

Collateralized Mortgage Obligations	69.1%
Government National Mortgage Association	12.7
Federal National Mortgage Association	10.9
Federal Home Loan Mortgage Corporation	3.2
Asset-Backed Securities	1.0
U.S. Treasury / Federal Agency Securities	0.8
Small Business Administration	0.4
Other Net Assets	1.9

Based on net assets as of September 30, 2023.

PORTFOLIO SUMMARY

Class S:
Net Asset Value 9/30/23:	$9.94	Per Share
Net Asset Value 3/31/23:	$10.35	Per Share
Net Assets:	$213.4	Million
Class Y:
Net Asset Value 9/30/23:	$9.93	Per Share
Net Asset Value 3/31/23:	$10.35	Per Share
Net Assets:	$79.4	Million
Average Maturity	22.8	Years
Effective Duration:[3]	2.7	Years

[3]

Duration is a measure of estimated price sensitivity relative to changes in interest rates. Portfolios with longer durations are typically more sensitive to changes in interest rates. For example, if interest rates rise by 1%, the fair value of a security with an effective duration of 5 years would decrease by 5%, with all other factors being constant. The correlation between duration and price sensitivity is greater for securities rated investment-grade than it is for securities rated below investment-grade. Duration estimates are based on assumptions by Sit Investment Associates, Inc. (the “Adviser”) and are subject to a number of limitations. Effective duration is calculated based on historical price changes of securities held by the Fund, and therefore is a more accurate estimate of price sensitivity provided interest rates remain within their historical range.

ESTIMATED AVERAGE LIFE

0-1 Year	1.9%
1-5 Years	90.8
5-10 Years	6.5
10-20 Years	0.8

The table represents the Adviser’s estimates of the dollar weighted average life of the portfolio’s securities, which differ from their stated maturities. The Fund’s average stated maturity was 22.8 years as of September 30, 2023.

SEPTEMBER 30, 2023	5

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2023

Sit U.S. Government Securities Fund

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
Mortgage Pass-Through Securities - 27.2%
Federal Home Loan Mortgage Corporation - 3.2%
249,909	2.00	8/1/41	200,243
14,394	4.00	7/1/25	14,100
1,053,873	4.50	7/1/52	968,875
312,136	5.00	5/1/42	301,408
751,708	5.50	8/1/49	741,336
45,223	5.82	10/1/37	44,480
426,908	6.00	6/1/52	422,079
233,989	6.50	12/1/34	234,429
115,507	6.88	2/17/31	116,133
13,670	7.00	8/1/27	13,634
199,154	7.00	4/1/28	197,972
1,569,579	7.00	12/1/31	1,599,081
192,014	7.00	4/1/37	198,325
2,455,190	7.00	10/1/37	2,546,441
1,338,181	7.00	10/1/38	1,402,663
2,165	7.38	12/17/24	2,153
152,718	7.50	1/1/32	156,804
121,515	7.50	8/1/32	121,594
363	7.95	10/1/25	363
54,246	8.00	1/1/37	56,674
29,797	8.50	6/20/27	30,166
5,194	8.50	12/1/29	5,195
51,707	8.50	3/1/31	53,154
2,734	9.00	3/20/27	2,730
11,903	9.00	2/17/31	11,804
3,722	9.00	5/1/31	3,716
270	10.00	7/1/30	269

			9,445,821

Federal National Mortgage Association - 10.9%
3,100,000	2.48	2/1/35	2,366,217
3,100,000	2.68	2/1/35	2,414,528
216,248	3.50	10/1/34	199,517
1,427,923	4.50	4/1/48	1,341,627
4,972,555	4.50	7/1/52	4,570,532
5,002,789	4.50	9/1/52	4,597,987
942,809	5.00	9/1/43	930,797
3,209,795	5.00	2/1/49	3,108,793
356,721	5.00	6/1/51	355,905
1,825,969	5.00	7/1/52	1,697,336
253,280	5.50	6/1/33	250,717
499,464	5.50	4/1/50	490,598
761,581	5.93	5/1/35	758,604
58,326	6.00	5/1/37	57,665
44,035	6.00	9/1/37	43,320
584,882	6.50	2/1/29	587,950
76,982	6.50	3/1/29	75,881
93,203	6.50	6/1/31	93,630
27,879	6.50	8/1/34	27,782
65,334	6.50	11/1/34	64,727
127,067	6.50	1/1/39	125,239
559,903	6.75	6/1/32	578,339
4,590	7.00	2/1/26	4,552
24,824	7.00	9/1/27	24,619
12,143	7.00	10/1/27	12,045
53,034	7.00	11/1/27	52,931
14,549	7.00	1/1/28	14,434
13,267	7.00	10/1/32	13,224
1,846,876	7.00	12/1/32	1,909,710

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
63,308	7.00	7/1/33	63,319
45,390	7.00	7/1/34	45,805
9,952	7.00	12/1/37	9,979
1,688,296	7.00	1/1/40	1,721,939
432,067	7.00	9/1/47	416,177
21,152	7.50	4/1/32	21,045
93,563	7.50	1/1/34	94,995
1,640,477	7.50	10/1/38	1,684,539
671,908	7.50	11/1/38	691,998
3,490	7.99	7/20/30	3,485
1,523	8.00	8/20/25	1,518
1,060	8.00	7/20/28	1,058
74,447	8.00	1/1/32	75,094
44,664	8.00	11/1/37	46,539
30,113	8.18	11/15/31	30,875
67,613	8.50	1/1/37	67,389
642	9.00	6/15/25	641
13,341	9.00	5/15/28	13,303
16,092	9.00	7/1/31	16,034
4,765	9.50	8/1/24	4,750

			31,779,688

Government National Mortgage Association - 12.7%
32,539	4.00	12/15/24	32,107
269,178	4.00	10/20/30	250,907
5,048,490	4.00	8/20/31	4,748,878
553,258	4.00	12/20/31	521,031
422,473	4.25	10/20/31	398,478
292,150	4.25	3/20/37	274,022
1,273,934	4.75	9/20/31	1,224,944
403,725	5.00	7/20/49	384,506
26,191	5.50	9/15/25	25,701
584,097	5.50	5/15/29	575,709
309,417	5.50	7/20/37	310,284
395,821	5.50	5/20/40	398,301
663,301	5.50	7/20/62	639,316
10,021,348	5.50	8/20/62	9,634,207
971,299	5.75	2/15/29	952,531
470,506	5.75	10/20/31	470,909
280,684	6.00	9/15/33	279,160
142,272	6.00	2/20/47	146,719
1,674,813	6.00	7/20/47	1,726,650
7,607,412	6.00	8/20/62	7,503,878
655	6.25	12/15/23	638
273,674	6.25	4/15/29	274,472
905	6.50	11/15/23	903
5,329	6.50	4/15/24	5,315
117,944	6.50	2/20/29	117,596
15,186	6.50	12/20/38	14,847
134,091	6.50	1/20/39	134,964
79,661	6.50	2/20/39	81,143
163,709	6.50	4/20/39	168,298
172,933	6.50	6/20/39	180,054
350,069	6.50	8/20/39	364,183
179,107	6.50	4/20/43	180,989
1,482,353	7.00	8/15/29	1,513,444
1,699,963	7.00	10/15/29	1,734,156
100,858	7.00	10/15/36	99,935
1,635,734	7.00	12/20/52	1,666,379
192,910	7.50	4/15/34	194,583

			37,230,137

See accompanying notes to financial statements.

6	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)
Small Business Administration - 0.4%
1,191,883	5.33	8/25/36		1,105,178

				1,105,178

Total Mortgage Pass-Through Securities (cost: $86,945,499)				79,560,824

U.S. Treasury / Federal Agency Securities - 0.8%
U.S. Treasury Bonds:
2,850,000	3.63	2/15/53		2,354,367

Total U.S. Treasury / Federal Agency Securities (cost: $2,710,468)				2,354,367

Collateralized Mortgage Obligations - 69.1%
Federal Home Loan Mortgage Corporation - 11.8%
700,567	4.66	7/25/32	[1]	663,594
1,184,146	5.00	2/25/51		1,126,274
5,312,298	5.00	11/25/50	[1]	4,932,602
175,803	5.25	5/15/38	[1]	171,130
4,807,928	5.50	6/25/51		4,747,149
989,343	6.00	1/15/33		992,220
1,120,581	6.00	5/15/36		1,137,693
733,091	6.00	6/15/37		731,110
1,005,076	6.00	9/15/42		994,304
2,804,380	6.00	9/25/52		2,822,547
5,814	6.25	5/15/29		5,732
1,588	6.50	3/15/24		1,586
157,386	6.50	7/15/27		158,435
147,808	6.50	2/15/28		147,823
6,506	6.50	2/15/30		6,488
195,782	6.50	1/15/31		196,896
115,340	6.50	8/15/31		116,172
115,248	6.50	1/15/32		115,720
37,999	6.50	3/15/32		38,578
275,932	6.50	6/25/32		272,011
107,473	6.50	7/15/32		109,480
566,139	6.50	5/15/35		579,618
257,533	6.50	8/15/39		259,521
840,955	6.50	2/25/43		838,991
325,420	6.50	3/25/43		324,041
651,562	6.50	10/25/43		647,739
1,618,602	6.50	8/15/45		1,668,333
2,667	7.00	1/15/24		2,661
1,208	7.00	3/15/24		1,205
5,927	7.00	8/15/25		5,895
15,315	7.00	9/15/26		15,278
44,995	7.00	6/15/29		45,758
122,936	7.00	8/15/29		124,992
165,006	7.00	10/20/29		168,812
30,889	7.00	1/15/30		31,803
87,929	7.00	10/15/30		90,640
82,445	7.00	7/15/31		84,535
33,324	7.00	4/15/32		33,758
600,000	7.00	12/15/40		639,431
1,410,489	7.00	8/15/41		1,395,484
1,761,477	7.00	3/25/43		1,820,663
2,219,119	7.00	7/25/43		2,274,793
949,368	7.00	3/15/49		986,823
10,984	7.50	9/20/26		11,038
73,588	7.50	3/15/28		74,844
144,494	7.50	9/15/29		149,087

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)
37,775	7.50	12/15/29		38,432
86,311	7.50	6/15/30		89,322
148,842	7.50	8/15/30		153,351
51,909	7.50	9/15/30		54,381
42,157	7.50	11/15/30		43,571
1,567,557	7.50	6/15/34		1,662,438
576,245	7.50	9/25/43		574,936
1	8.00	4/25/24		1
35,579	8.00	2/15/27		36,334
65,168	8.00	11/20/29		67,250
65,969	8.00	1/15/30		68,624
18,014	8.50	3/15/25		18,236
13,322	8.50	3/15/32		13,973

				34,584,136

Federal National Mortgage Association - 18.9%
211,038	2.01	7/25/37	[1]	178,637
103,332	3.00	7/25/40		102,889
331,196	3.58	8/25/43	[1]	300,651
146,416	4.55	6/25/43		138,758
1,583,579	4.71	2/25/42	[1]	1,515,723
1,041,016	4.99	10/25/42	[1]	1,029,655
1,822,627	5.00	7/25/33		1,753,254
249,320	5.00	11/25/41		243,582
413,862	5.00	6/25/43		400,544
3,216,580	5.00	11/25/50		3,051,109
3,821,993	5.00	12/25/50		3,659,970
411,056	5.00	1/25/51		392,268
1,949,602	5.25	12/25/42	[1]	1,842,323
440,314	5.36	6/25/42		429,078
448,489	5.50	9/25/33		441,065
317,556	5.50	6/25/40		302,793
594,503	5.66	12/25/53	[1]	591,921
263,057	5.75	8/25/33		259,314
504,973	5.81	8/25/43		488,486
526,932	6.00	5/25/30		525,822
107,502	6.00	11/25/32		107,249
529,157	6.00	9/25/35		531,014
1,268,394	6.00	5/25/36		1,267,010
165,073	6.00	6/25/36		166,206
615,560	6.00	10/25/36		624,070
1,400,654	6.00	11/25/43		1,384,738
1,690,953	6.00	6/25/44		1,658,855
542,992	6.00	9/25/46		524,409
711,140	6.00	2/25/48		720,837
1,000,000	6.00	10/25/53		986,250
658,360	6.28	8/25/47	[1]	640,858
801,968	6.49	9/25/37	[1]	770,841
99,257	6.50	8/20/28		98,056
658,982	6.50	1/25/32		664,032
111,786	6.50	3/25/32		111,228
181,204	6.50	6/25/32		183,273
31,553	6.50	9/25/36		31,817
1,332,553	6.50	11/25/41		1,332,909
133,998	6.50	3/25/42		133,474
1,235,684	6.50	7/25/42		1,226,509
2,156,193	6.50	12/25/43		2,162,088
303,947	6.66	8/25/37	[1]	295,205
227,803	6.71	9/25/37	[1]	224,023
1,315,343	6.75	6/25/32		1,350,866
299,468	6.75	4/25/37		294,350
25,736	6.85	12/18/27		25,437

See accompanying notes to financial statements.

SEPTEMBER 30, 2023	7

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2023

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)
14,667	7.00	4/25/24		14,588
53,226	7.00	9/18/27		53,583
463,357	7.00	5/25/31		458,703
898,435	7.00	12/25/33		922,894
62,423	7.00	9/25/40		62,624
703,657	7.00	6/19/41	[1]	716,713
315,699	7.00	10/25/41		317,833
101,556	7.00	11/25/41		104,274
210,835	7.00	12/25/41		215,646
703,492	7.00	7/25/42		719,686
1,339,939	7.00	2/25/44		1,369,531
55,464	7.00	8/25/44		56,985
735,725	7.00	4/25/49		766,608
10,982	7.50	8/20/27		11,069
283,026	7.50	10/25/40		282,864
937,964	7.50	11/25/40		920,976
946,046	7.50	7/25/41		947,971
328,645	7.50	1/25/42		338,739
2,465,819	7.50	5/25/42		2,555,477
2,288,430	7.50	8/25/42	[1]	2,411,335
712,090	7.50	2/25/44		730,569
285,463	7.50	3/25/44		292,467
452,216	7.50	5/25/44		472,407
28,334	7.50	10/25/44		29,403
3,006,517	7.50	1/25/48		3,132,033
246,949	7.99	11/25/37	[1]	257,561
10,340	8.00	7/18/27		10,508
205,889	8.00	7/25/44		207,624
118,259	8.09	11/25/37	[1]	123,250
28,125	8.44	10/25/42	[1]	29,535
1,025	8.50	1/25/25		1,028
264,482	8.50	6/25/30		280,453
22,817	9.00	11/25/28		23,626
174,375	9.00	6/25/30		187,241
36,274	9.00	10/25/30		38,919
36,860	9.47	6/25/32	[1]	38,950
39,036	9.50	11/25/31		41,943
161,402	9.50	12/25/41		170,469
155,303	9.67	6/25/44	[1]	153,516
604,261	11.37	9/25/42	[1]	673,630
9,444	20.85	3/25/39	[1]	12,647

				55,319,324

Government National Mortgage Association - 37.5%
2,224,438	4.74	5/20/51	[1]	2,113,325
2,275,406	4.77	5/20/51	[1]	2,164,910
4,874,115	4.83	8/20/51	[1]	4,609,914
2,823,053	5.00	12/20/50		2,714,992
3,961,929	5.00	1/20/51		3,819,494
7,086,948	5.00	2/20/51		6,656,291
201,401	5.47	4/20/48	[1]	195,597
488,820	5.50	9/20/39		477,316
8,072,717	5.50	10/20/50		7,968,508
1,710,455	5.50	11/20/50		1,713,392
3,684,570	5.50	12/20/50		3,666,502
3,011,670	5.50	1/20/51		3,048,666
1,799,870	5.50	4/20/51		1,806,320
12,469,030	5.50	5/20/51		12,347,599
12,816,053	5.50	6/20/51		12,628,992
15,432,191	5.50	7/20/51		15,235,499
485,926	5.50	10/20/51		484,789
5,253,341	5.50	11/20/51		5,169,996

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)
7,478,213	5.84	2/20/51	[1]	7,532,670
526,742	5.91	10/20/40	[1]	527,512
313,416	5.99	11/20/43	[1]	314,672
974,377	6.00	11/20/33		968,658
321,405	6.00	12/20/35		324,335
197,437	6.00	3/20/42		198,389
269,968	6.00	3/20/48		266,821
1,373,581	6.00	3/20/49		1,348,792
400,128	6.00	5/20/49		401,548
1,321,176	6.13	1/20/39	[1]	1,367,250
185,299	6.46	4/20/37	[1]	185,285
758,878	6.50	2/20/37		760,704
143,945	6.50	9/16/38		144,398
1,314,708	6.50	8/20/48		1,316,141
935,209	6.50	10/20/48		928,225
936,394	6.50	1/20/49		918,311
867,637	6.50	7/20/39	[1]	881,388
479,798	6.83	8/20/40	[1]	492,607
204,186	7.00	6/20/45	[1]	209,426
77,280	7.00	9/16/33		77,181
209,211	7.00	5/20/42		215,751
548,740	7.00	10/20/48		559,825
816,871	7.00	11/20/48		831,809
323,846	7.08	2/20/45	[1]	335,803
767,310	7.10	12/20/38	[1]	785,912
792,054	7.30	8/20/38	[1]	821,294

				109,536,809

Vendee Mortgage Trust - 0.9%
138,992	6.50	2/15/24		138,642
942,739	6.50	8/15/31		922,808
525,988	6.50	10/15/31		535,830
318,127	6.53	7/15/30	[1]	319,935
237,361	6.75	2/15/26		238,998
316,023	7.00	3/15/28		314,137
57,347	7.25	9/15/25		57,762
39,172	7.75	9/15/24		39,216
19,367	8.00	2/15/25		19,321
32,536	8.29	12/15/26		32,701

				2,619,350

Total Collateralized Mortgage Obligations (cost: $225,702,900)				202,059,619

Asset-Backed Securities - 1.0%
Federal Home Loan Mortgage Corporation - 0.1%
260	6.09	9/25/29	[1]	250
370,607	7.16	7/25/29		371,289

				371,539

Federal National Mortgage Association - 0.6%
311,328	4.40	11/25/33	[14]	296,894
302,495	4.45	9/26/33	[14]	287,579
76,543	4.87	10/25/33	[14]	71,337
6,257	1 Mo. Libor + 0.17%, 5.60	11/25/32	[1]	6,156
1,145,499	5.74	2/25/33	[14]	1,071,912
1,014	6.00	5/25/32	[14]	983
34,655	6.09	10/25/31	[14]	34,513
927	7.45	6/25/26	[1]	924

				1,770,298

See accompanying notes to financial statements.

8	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
Small Business Administration - 0.3%
95,353	5.78	8/1/27	93,368
383,837	5.87	7/1/28	374,722
380,672	6.02	8/1/28	368,796

			836,886

Total Asset-Backed Securities (cost: $3,182,395)			2,978,723

Put Options Purchased [19] - 0.2% (cost: $567,606)			562,500

Quantity	Name of Issuer		Fair Value ($)
Short-Term Securities - 1.2%
3,612,232	Fidelity Inst. Money Mkt. Gvt. Fund, 5.27%		3,612,232

(cost: $3,612,232)
Total Investments in Securities - 99.5% (cost: $322,721,100)			291,128,265

Other Assets and Liabilities - 0.5%			1,586,530

Net Assets - 100.0%			$292,714,795

[1]

Variable rate security. Rate disclosed is as of September 30, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions. 14 Step Coupon: A bond that pays a coupon rate that increases on a specified date(s). Rate disclosed is as of September 30, 2023.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

See accompanying notes to financial statements.

SEPTEMBER 30, 2023	9

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2023

Sit U.S. Government Securities Fund (Continued)

[19]	Options outstanding as of September 30, 2023 were as follows:

Description	Contracts	Exercise Price ($)	Expiration Date	Counterparty	Notional Amount ($)	Cost/ Premiums ($)	Value ($)
Put Options Purchased - U.S. Treasury Futures:
5-Year	1,500	104.25	November 2023	StoneX Financial, Inc.	156,375,000	567,606	562,500

A summary of the levels for the Fund’s investments as of September 30, 2023 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

	Investment in Securities
	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Mortgage Pass-Through Securities	—	79,560,824	—	79,560,824
U.S. Treasury / Federal Agency Securities	—	2,354,367	—	2,354,367
Collateralized Mortgage Obligations	—	202,059,619	—	202,059,619
Asset-Backed Securities	—	2,978,723	—	2,978,723
Put Options Purchased	562,500	—	—	562,500
Short-Term Securities	3,612,232	—	—	3,612,232

Total:	4,174,732	286,953,533	—	291,128,265

There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to financial statements.

10	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

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SEPTEMBER 30, 2023	11

Sit Quality Income Fund - Class S and Class Y

OBJECTIVE & STRATEGY

The objective of the Sit Quality Income Fund is to provide high current income and safety of principal, which it seeks to attain by investing under normal market conditions at least 80% of its assets in debt securities issued by the U.S. government and its agencies, debt securities issued by corporations, and mortgage and other asset-backed securities. The Fund invests at least 50% of its assets in U.S. government debt securities, which are securities issued, guaranteed or insured by the U.S. government, its agencies or instrumentalities.

Fund Performance

The Sit Quality Income Fund (Class S) provided a return of +0.24% during the 6-month period ended September 30, 2023, compared to the return of the Bloomberg 1-3 Year Government/Credit Bond Index of +0.35%. The Fund’s 30-day SEC yield was 4.35% and its 12-month distribution rate was 3.38%.

Factors that Influenced the Fund’s Performance

The primary goal of the Fund is to maintain a high credit quality portfolio with stable principal values, while generating a relatively high level of income. Yields of U.S. Treasury securities were higher across all maturities for the 6-month period causing large price declines across most sectors. The Fund’s strong income advantage was able to offset the price declines and provided a positive total return. The Fund seeks to reduce interest rate risk by using futures and options on Treasury securities. The use of futures and options was effective in providing stability to the Fund’s net asset value and provided a positive return. U.S. agency debentures outperformed as yield spreads narrowed and extended down the inverted yield curve. The Fund’s holdings in agency mortgage-backed securities and taxable municipal securities underperformed as those securities are longer in duration. The Fund’s corporate securities outperformed as yield spreads narrowed.

Outlook and Positioning

The inflation rate has been the most scrutinized economic metric in the past six months while the Federal Reserve (Fed) continues to be ambiguous about the peak desired level of short-term interest rates. Investors have been whipsawed back and forth by economic indicators. Most believe that we have reached the maximum level of short-term interest rates in this cycle, but hawkish rhetoric from the Fed has investors weary. The Fed began the period with headwinds with respect to inflation such as the ongoing war between Ukraine and Russia, supply chain disruptions relating to Covid-19, and pent-up excess savings from loose fiscal policies. To combat inflation, the Fed embarked on one of the most aggressive interest rate hiking cycles ever which saw the Fed Funds rate upper bound target rate increase from 0.25% to 5.50% in only 18 months. The Fed’s policies achieved a disinflationary environment as year-over-year core PCE, the Fed’s preferred inflation metric, fell from 5.6% to 3.9%. Now the Fed has tailwinds with respect to lower inflation. Supply chains have normalized, and pent-up savings have been depleted. Any

HYPOTHETICAL GROWTH OF $10,000

The chart above illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years as compared to the performance of the Bloomberg 1-3 Year Government/Credit Index. Past performance does not guarantee future results. Returns include the reinvestment of distributions. The chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[1]

The Bloomberg 1-3 Year Government/Credit Index is an unmanaged index of Treasury or government agency securities and investment grade corporate debt securities with maturities of one to three years. The returns include the reinvestment of income and do not include any transaction costs, management fees or other costs. It is not possible to invest directly in an index. This is the Fund’s primary index.

remaining pent-up savings will likely run out as student loan payments are set to resume this October. Talks of a recession have subsided, and investors have accepted interest rates to remain higher well into next year. Mortgage rates, currently in the 7.5%-8.0% range, may play a significant part in the upcoming months as housing affordability remains incredibly low. Prepayments across all coupons have slowed and we expect decreased housing turnover and refinancing to grind to a halt. We have positioned the Fund defensively in terms of credit quality while emphasizing securities that will benefit from a normalization of the yield curve. We focus on a mix of Treasury, agency and credit sectors that provide relatively high levels of income and stable prices.

Bryce A. Doty, CFA	Chris M. Rasmussen, CFA
Senior Portfolio Manager	Mark H. Book, CFA
Portfolio Managers

12	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

COMPARATIVE RATES OF RETURNS

as of September 30, 2023

	Sit Quality
	Income Fund
	Class S	Class Y	Bloomberg 1-3 Year Government/ Credit Index[1]	Lipper Short Investment Grade Bond Index[2]
Six Month	0.24%	0.36%	0.35%	n/a
One Year	1.85	2.00	2.77	4.14%
Five Year	1.49	n/a	1.21	1.64
Ten Year	1.07	n/a	1.02	1.47
Since Inception-Class S (12/31/12)	1.03	n/a	0.99	1.39
Since Inception-Class Y (3/31/22)	n/a	0.17	0.41	0.97

Performance figures are historical and do not guarantee future results. Investment returns and principal value will vary, and you may have a gain or loss when you sell shares. Current performance may be lower or higher than the performance data quoted. Contact the Fund for performance data current to the most recent month-end. Returns include changes in share price as well as reinvestment of all dividends and capital gains and all fee waivers. Without the fee waivers total return and yield figures would have been lower. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Management fees and administrative expenses are included in the Fund’s performance. Returns for periods greater than one year are compounded average annual rates of return.

[1]

The Bloomberg 1-3 Year Government/Credit Index is an unmanaged index of Treasury or government agency securities and investment grade corporate debt securities with maturities of one to three years. The returns include the reinvestment of income and do not include any transaction costs, management fees or other costs. It is not possible to invest directly in an index.

[2]	The Lipper returns are obtained from Lipper Analytical Services, Inc., a large independent evaluator of mutual funds.

FUND DIVERSIFICATION

U.S. Treasury / Federal Agency Securities	35.9%
Taxable Municipal Bonds	22.8
Mortgage Pass-Through Securities	17.6
Corporate Bonds	15.7
Collateralized Mortgage Obligations - Non Agency	4.8
Asset-Backed Securities - Non Agency	1.0
Other Net Assets	2.2

Based on net assets as of September 30, 2023.

PORTFOLIO SUMMARY

Class S:
Net Asset Value 9/30/23:	$9.30	Per Share
Net Asset Value 3/31/23:	$9.46	Per Share
Net Assets:	$32.7	Million
Class Y:
Net Asset Value 9/30/23:	$9.32	Per Share
Net Asset Value 3/31/23:	$9.48	Per Share
Net Assets:	$101.3	Million
Average Maturity	10.2	Years
Effective Duration:[3]	1.9	Years

[3]

Duration is a measure of estimated price sensitivity relative to changes in interest rates. Portfolios with longer durations are typically more sensitive to changes in interest rates. For example, if interest rates rise by 1%, the fair value of a security with an effective duration of 5 years would decrease by 5%, with all other factors being constant. The correlation between duration and price sensitivity is greater for securities rated investment-grade than it is for securities rated below investment-grade. Duration estimates are based on assumptions by Sit Investment Associates, Inc. (the “Adviser”) and are subject to a number of limitations. Effective duration is calculated based on historical price changes of securities held by the Fund, and therefore is a more accurate estimate of price sensitivity provided interest rates remain within their historical range.

QUALITY RATING (% of Net Assets)

Lower of Moody’s, S&P, Fitch or Duff & Phelps ratings used.

SEPTEMBER 30, 2023	13

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2023

Sit Quality Income Fund

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
Asset-Backed Securities - 1.4%
Agency - 0.4%
FNMA Grantor Trust, Series 2004-T5, Class A11 [1]	376,975	7.18	5/28/35	360,056
Small Business Administration, Series 2006-20D, Class 1	57,640	5.64	4/1/26	56,778
Small Business Administration, Series 2007-20B, Class 1	44,621	5.49	2/1/27	43,511
Small Business Administration, Series 2007-20J, Class 1	98,517	5.57	10/1/27	96,398

				556,743

Non-Agency - 1.0%
Centex Home Equity Loan Trust, Series 2004-A, Class AF4 [14]	102,684	5.01	8/25/32	99,351
Home Equity Mortgage Loan Asset-Backed Trust, Series 2003-A, Class AV2, TSFR1M + 0.97% [1]	73,513	4.60	10/25/33	72,991
Mill City Mortgage Loan Trust, Series 2017-3, Class A1 1, [4]	48,135	2.75	1/25/61	46,687
Towd Point Mortgage Trust, Series 2019-MH1, Class A2 1, [4]	800,000	3.00	11/25/58	778,343
Towd Point Mortgage Trust, Series 2020-MH1, Class A1A 1, [4]	354,849	2.18	2/25/60	332,847

				1,330,219

Total Asset-Backed Securities (cost: $1,966,621)				1,886,962

Collateralized Mortgage Obligations - 20.6%
Agency - 15.8%
FHLMC REMICS, Series 3104, Class BY	21,270	5.50	1/15/26	21,011
FHLMC REMICS, Series 3806, Class JA	17,576	3.50	2/15/26	17,376
FHLMC REMICS, Series 3982, Class LA	319,496	2.50	12/15/39	313,712
FHLMC REMICS, Series 4210, Class AD	51,520	4.00	3/15/40	51,371
FHLMC REMICS, Series 4246, Class PT	211,851	6.50	2/15/36	215,404
FHLMC REMICS, Series 4390, Class CA	716,979	3.50	6/15/50	695,728
FHLMC REMICS, Series 4523, Class VB	576,192	3.50	8/15/34	573,689
FHLMC REMICS, Series 4717, Class KV	1,187,973	3.50	8/15/40	1,159,494
FHLMC REMICS, Series 4759, Class NA	29,874	3.00	8/15/44	29,377
FHLMC REMICS, Series 5252, Class BT	934,793	6.00	9/25/52	940,849
FHLMC Structured Pass-Through Certificates, Series T-60, Class 1A2	497,188	7.00	3/25/44	475,448
FNMA Grantor Trust, Series 2004-T1, Class 2A [1]	237,936	3.58	8/25/43	215,992
FNMA REMICS, Series 2002-W1, Class 2A [1]	844,892	4.71	2/25/42	808,689
FNMA REMICS, Series 2004-W5, Class A1	1,555,224	6.00	2/25/47	1,516,371
FNMA REMICS, Series 2011-146, Class LX	1,067,657	3.50	10/25/40	1,023,817
FNMA REMICS, Series 2014-60, Class EA	407,372	3.00	9/25/40	404,938
FNMA REMICS, Series 2017-97, Class DP	13,630	3.50	10/25/46	13,224
FNMA REMICS, Series 2018-25, Class AG	170,364	3.50	4/25/47	159,030
FNMA Trust, Series 2004-W9, Class 1A3	666,551	6.05	2/25/44	649,607
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K036, Class A2 [1]	297,758	3.53	10/25/23	296,632
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K037, Class A2	2,958,712	3.49	1/25/24	2,937,950
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K724, Class A2 [1]	947,948	3.06	11/25/23	943,592
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K728, Class A2 [1]	2,797,980	3.06	8/25/24	2,738,446
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K730, Class A2 [1]	2,958,816	3.59	1/25/25	2,884,346
FRESB Mortgage Trust, Series 2018-SB45, Class A5H, SOFRRATE 30 Day Average + 0.81% [1]	150,310	6.13	11/25/37	149,319
FRESB Mortgage Trust, Series 2018-SB46, Class A5H, SOFRRATE 30 Day Average + 0.81% [1]	514,511	6.13	12/25/37	505,373
Seasoned Credit Risk Transfer Trust, Series 2019-4, Class M55D	249,000	4.00	2/25/59	230,203
Seasoned Credit Risk Transfer Trust, Series 2022-2, Class M5TU	1,389,237	4.00	4/25/62	1,263,104

				21,234,092

Non-Agency - 4.8%
JP Morgan Mortgage Trust, Series 2021-1, Class A4 [1], [4]	598,724	2.50	6/25/51	518,471
JP Morgan Mortgage Trust, Series 2021-14, Class A4 [1], [4]	807,350	2.50	5/25/52	678,141
JP Morgan Mortgage Trust, Series 2021-6, Class A4 [1], [4]	1,403,338	2.50	10/25/51	1,189,499
JP Morgan Mortgage Trust, Series 2021-7, Class A4 [1], [4]	488,171	2.50	11/25/51	412,763
JP Morgan Mortgage Trust, Series 2022-1, Class A11, SOFRRATE 30 Day Average + 0.85% [1], [4]	2,592,052	5.00	7/25/52	2,359,111
New Residential Mortgage Loan Trust, Series 2017-2A, Class A4 1, [4]	209,507	4.00	3/25/57	191,471
New Residential Mortgage Loan Trust, Series 2017-3A, Class A1 1, [4]	221,784	4.00	4/25/57	205,762

See accompanying notes to financial statements.

14	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, TSFR1M + 1.61% [1], [4]	71,651	6.93	6/25/57	71,184
New Residential Mortgage Loan Trust, Series 2018-1A, Class A1A [1], [4]	161,406	4.00	12/25/57	149,915
New Residential Mortgage Loan Trust, Series 2018-4A, Class A1S, TSFR1M + 0.86% 1, [4]	196,180	6.18	1/25/48	190,240
Sequoia Mortgage Trust, Series 2020-4, Class A5 [1], [4]	244,887	2.50	11/25/50	214,562
Wells Fargo Mortgaged Backed Securities Trust, Series 2020-5, Class A3 1, [4]	220,225	2.50	9/25/50	192,432

				6,373,551

Total Collateralized Mortgage Obligations (cost: $28,872,313)				27,607,643

Corporate Bonds - 15.7%
American Tower Trust [4]	1,300,000	5.49	3/15/28	1,279,659
BGC Partners, Inc.	900,000	4.38	12/15/25	835,013
Booz Allen Hamilton, Inc. [4]	1,500,000	3.88	9/1/28	1,343,850
British Airways 2020-1 Class B Pass Through Trust [4]	290,441	8.38	11/15/28	295,357
Cadence Bank (Subordinated), 3 Mo. Libor + 3.03% [1]	1,200,000	4.75	6/30/29	1,155,832
CenterState Bank Corp. (Subordinated), TSFR3M + 5.62% [1]	650,000	5.75	6/1/30	607,879
Comerica Bank	500,000	2.50	7/23/24	478,513
Comerica Bank (Subordinated)	750,000	7.88	9/15/26	750,696
CVS Pass-Through Trust Series 2009 [4]	799,590	8.35	7/10/31	849,988
Delta Air Lines 2015-1 Class AA Pass Through Trust	325,730	3.63	7/30/27	303,741
F&G Global Funding [4]	900,000	0.90	9/20/24	849,721
F&G Global Funding [4]	1,600,000	5.15	7/7/25	1,553,228
Fairfax US, Inc. [4]	600,000	4.88	8/13/24	590,950
First Midwest Bancorp, Inc. (Subordinated)	1,000,000	5.88	9/29/26	980,634
First-Citizens Bank & Trust Co. (Subordinated), US Treasury + 2.37% [1]	1,500,000	4.13	11/13/29	1,430,108
Metropolitan Life Insurance Co. (Subordinated) [4]	900,000	7.80	11/1/25	928,114
Minnesota Life Insurance Co. (Subordinated) [4]	1,020,000	8.25	9/15/25	1,044,854
Nationwide Mutual Insurance Co. (Subordinated), 3 Mo. Libor + 2.29% [1], [4]	1,300,000	7.96	12/15/24	1,299,954
Prudential Insurance Co. of America (Subordinated) [4]	325,000	8.30	7/1/25	332,879
Reliant Bancorp, Inc. (Subordinated), TSFR3M + 3.77% [1]	1,250,000	5.13	12/15/29	1,143,196
SBA Tower Trust [4]	1,300,000	6.60	1/15/28	1,303,657
Tennessee Gas Pipeline Co., LLC	555,000	7.00	10/15/28	575,790
Tosco Corp.	740,000	7.80	1/1/27	782,354
United Financial Bancorp, Inc. (Subordinated)	300,000	5.75	10/1/24	292,940

Total Corporate Bonds (cost: $22,136,024)				21,008,907

Mortgage Pass-Through Securities - 17.6%
Federal Home Loan Mortgage Corporation - 4.7%
Freddie Mac	2,382,221	2.50	8/1/30	2,173,306
Freddie Mac	32,765	3.00	9/1/27	31,534
Freddie Mac	2,489,668	3.00	4/1/33	2,243,073
Freddie Mac	5,764	3.50	7/1/26	5,626
Freddie Mac	566,673	3.50	8/1/31	533,667
Freddie Mac	225,855	3.50	9/1/32	212,631
Freddie Mac	36,910	4.00	7/1/26	35,635
Freddie Mac	39,979	4.00	1/1/27	38,669
Freddie Mac	557,710	4.00	4/1/29	533,604
Freddie Mac	117,455	4.00	10/1/31	109,429
Freddie Mac	937	4.50	7/1/26	909
Freddie Mac	244,586	4.50	10/1/34	233,584
Freddie Mac	2,307	5.00	10/1/25	2,220
Freddie Mac	191,847	5.00	5/1/28	184,610

				6,338,497

Federal National Mortgage Association - 11.4%
Fannie Mae	421,387	3.00	10/1/27	391,380
Fannie Mae	47,425	3.00	8/1/28	45,600

See accompanying notes to financial statements.

SEPTEMBER 30, 2023	15

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2023

Sit Quality Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
Fannie Mae	604,726	3.00	5/1/30	557,638
Fannie Mae	1,562,493	3.00	10/1/32	1,405,832
Fannie Mae	81,312	3.50	1/1/26	79,450
Fannie Mae	407,167	3.50	2/1/32	375,786
Fannie Mae	1,778,825	3.50	4/1/32	1,641,697
Fannie Mae	987,637	3.50	8/1/33	911,233
Fannie Mae	404,143	3.50	11/1/38	371,164
Fannie Mae	558	4.00	9/1/24	550
Fannie Mae	15,708	4.00	6/1/25	15,218
Fannie Mae	7,129	4.00	10/1/31	6,626
Fannie Mae	424,365	4.00	10/1/34	403,499
Fannie Mae	948,249	4.00	6/1/38	881,245
Fannie Mae	8,375	4.50	4/1/25	8,113
Fannie Mae	1,165,396	4.50	3/1/29	1,128,322
Fannie Mae	99,757	4.50	7/1/31	95,179
Fannie Mae	2,025,418	4.50	4/1/39	1,951,939
Fannie Mae	2,691,745	5.00	3/1/43	2,566,428
Fannie Mae	389,841	5.50	8/1/40	398,970
Fannie Mae	608,778	5.50	2/1/42	608,497
Fannie Mae	1,423,084	6.00	9/1/29	1,405,936

				15,250,302

Government National Mortgage Association - 1.0%
Ginnie Mae, US Treasury + 1.50% [1]	15,124	3.88	4/20/33	14,776
Ginnie Mae, US Treasury + 1.50% [1]	4,320	3.88	4/20/42	4,243
Ginnie Mae	1,000,911	4.00	7/20/26	945,718
Ginnie Mae	77	5.00	12/20/23	76
Ginnie Mae	269	5.00	9/15/24	264
Ginnie Mae	3,700	5.00	6/20/26	3,600
Ginnie Mae	356,038	6.00	7/20/37	367,192

				1,335,869

Other Federal Agency Securities - 0.5%
Small Business Administration Pools, PRIME - 2.50% [1]	151,953	5.75	5/25/43	151,467
Small Business Administration Pools, PRIME + 0.80% [1]	338,231	9.05	2/25/28	351,067
Small Business Administration Pools, PRIME + 0.85% [1]	146,489	9.10	3/25/30	154,104

				656,638

Total Mortgage Pass-Through Securities (cost: $25,072,097)				23,581,306

Taxable Municipal Bonds - 22.8%
Arizona School Facilities Board [9]	1,010,000	6.00	9/1/27	1,024,746
City of San Francisco CA	155,000	5.50	11/1/25	155,155
Clark County School District	240,000	5.51	6/15/24	239,537
Colorado Housing & Finance Authority	745,000	6.50	5/1/48	756,324
Colorado Housing & Finance Authority	5,000	4.00	11/1/31	4,989
County of Cook IL	1,200,000	5.79	11/15/29	1,208,628
County of Yamhill OR	415,000	4.50	10/1/30	386,025
Florida Capital Projects Finance Authority	605,000	4.00	10/1/24	598,841
Idaho Housing & Finance Association	1,000,000	6.50	7/1/53	1,023,530
Idaho Housing & Finance Association	1,000,000	6.00	1/1/48	1,000,380
Illinois Housing Development Authority	980,000	5.63	4/1/53	963,546
Illinois Housing Development Authority	1,000,000	5.75	10/1/53	988,840
Kentucky Higher Education Student Loan Corp. [8]	1,000,000	2.52	6/1/35	823,130
Kentucky Higher Education Student Loan Corp.	1,000,000	5.95	6/1/37	921,980
Kindred Public School District No. 2	1,000,000	6.00	8/1/27	1,012,620
Louisiana Local Government Environmental Facilities & Community Development Authority	1,191,407	3.62	2/1/29	1,146,407
Maine Municipal Bond Bank	500,000	6.12	11/1/26	506,485
Maryland Community Development Administration	315,000	3.95	3/1/27	296,355
Maryland Community Development Administration	490,000	4.40	3/1/53	462,075

See accompanying notes to financial statements.

16	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
Maryland Community Development Administration	1,000,000	3.24	9/1/48	973,740
Maryland Community Development Administration	1,000,000	6.00	9/1/53	997,770
Massachusetts Educational Financing Authority	90,000	4.00	1/1/32	86,606
Massachusetts Educational Financing Authority	180,000	4.41	7/1/34	169,171
Massachusetts Educational Financing Authority	1,000,000	2.64	7/1/37	849,840
Miami University of Ohio	1,075,000	6.67	9/1/28	1,117,645
Michigan Municipal Bond Authority	500,000	6.70	5/1/27	501,485
Minnesota Housing Finance Agency	1,000,000	6.25	7/1/53	1,011,760
Minnesota Housing Finance Agency	275,000	4.17	1/1/25	269,090
New Hampshire Housing Finance Authority	10,000	4.00	7/1/35	10,000
North Dakota Housing Finance Agency	565,000	2.86	7/1/24	551,672
Oklahoma Development Finance Authority	462,909	3.88	5/1/37	435,788
Oklahoma Development Finance Authority	981,030	4.14	12/1/33	931,007
Rhode Island Convention Center Authority [9]	700,000	3.58	5/15/26	665,273
Rhode Island Student Loan Authority	1,000,000	4.00	12/1/38	962,170
Rutgers University of New Jersey	900,000	5.55	5/1/29	901,134
South Dakota Housing Development Authority	995,000	5.46	5/1/53	973,170
St. Louis School District	1,000,000	6.45	4/1/28	1,048,160
State of Oregon Housing & Community Services Department	1,000,000	6.25	7/1/53	1,017,050
State Public School Building Authority	1,000,000	5.00	9/15/27	981,860
State Public School Building Authority	1,000,000	5.49	9/15/29	994,780
Utah Housing Corp.	1,500,000	3.88	1/1/50	1,425,825
Wisconsin Housing & Economic Development Authority [8]	200,000	3.50	3/1/46	195,476

Total Taxable Municipal Bonds (cost: $31,702,575)				30,590,065

U.S. Treasury / Federal Agency Securities - 19.7%
Federal Agency Issues - 19.7%
Federal Farm Credit Banks Funding Corp.	1,250,000	5.88	7/17/26	1,242,123
Federal Home Loan Banks	1,400,000	5.40	2/23/26	1,385,349
Federal Home Loan Banks	2,400,000	5.63	6/15/26	2,378,051
Federal Home Loan Banks	2,700,000	5.72	9/25/26	2,698,151
Federal Home Loan Banks	2,700,000	5.77	3/2/26	2,680,714
Federal Home Loan Banks	2,000,000	5.80	8/10/26	1,985,540
Federal Home Loan Banks	2,000,000	5.88	8/10/26	1,986,625
Federal Home Loan Mortgage Corp.	2,700,000	5.16	1/7/26	2,665,092
Federal Home Loan Mortgage Corp.	3,000,000	5.75	8/14/26	2,996,747
Federal Home Loan Mortgage Corp.	1,300,000	5.95	7/20/26	1,292,523
Federal Home Loan Mortgage Corp.	4,200,000	6.00	9/18/26	4,201,078
Federal Home Loan Mortgage Corp.	900,000	6.00	2/26/27	893,437

				26,405,430

Total U.S. Treasury / Federal Agency Securities (cost: $26,544,701)				26,405,430

Name of Issuer	Quantity			Fair Value ($)
Short-Term Securities - 3.4%
Fidelity Inst. Money Mkt. Gvt. Fund, 5.27 (cost: $4,531,885)	4,531,885			4,531,885

Total Investments in Securities - 101.2% (cost: $140,826,216)				135,612,198

Other Assets and Liabilities, net - (1.2)%				(1,627,184)

Net Assets - 100.0%				$133,985,014

See accompanying notes to financial statements.

SEPTEMBER 30, 2023	17

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2023

Sit Quality Income Fund (Continued)

[1]

Variable rate security. Rate disclosed is as of September 30, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

[4]

144A Restricted Security. The total value of such securities as of September 30, 2023 was $19,203,639 and represented 14.3% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[8]

Securities the income from which is treated as a tax preference that is included in alternative minimum taxable income for purposes of computing federal alternative minimum tax (AMT). At September 30, 2023, 0.8% of net assets in the Fund was invested in such securities.

[9]

Municipal Lease Security. The total value of such securities as of September 30, 2023 was $1,690,019 and represented 1.3% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[14]	Step Coupon: A bond that pays a coupon rate that increases on a specified date(s). Rate disclosed is as of September 30, 2023.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

Short futures contracts outstanding as of September 30, 2023 were as follows:

Type	Contracts	Expiration Date	Notional Amount ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Short Futures: [10]
U.S. Treasury 5-Year	47	December 2023	(4,951,891)	18,554

[10]	The amount of $200,000 in cash was segregated with the broker to cover margin requirements for derivative transactions as of September 30, 2023.

A summary of the levels for the Fund’s investments as of September 30, 2023 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

	Investment in Securities
	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Asset-Backed Securities	—	1,886,962	—	1,886,962
Collateralized Mortgage Obligations	—	27,607,643	—	27,607,643
Corporate Bonds	—	21,008,907	—	21,008,907
Mortgage Pass-Through Securities	—	23,581,306	—	23,581,306
Taxable Municipal Bonds	—	30,590,065	—	30,590,065
U.S. Treasury / Federal Agency Securities	—	26,405,430	—	26,405,430
Futures	18,554	—	—	18,554
Short-Term Securities	4,531,885	—	—	4,531,885

Total:	4,550,439	131,080,313	—	135,630,752

There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to financial statements.

18	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

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SEPTEMBER 30, 2023	19

Sit Tax-Free Income Fund - Class S and Class Y

OBJECTIVE & STRATEGY

The objective of the Sit Tax-Free Income Fund is to provide a high level of current income that is exempt from federal income tax, consistent with preservation of capital, by investing primarily in investment-grade municipal securities. Such municipal securities generate interest income that is exempt from both federal regular income tax and federal alternative minimum tax. During normal market conditions, the Fund invests 100% of its net assets in such tax-exempt municipal securities.

Fund Performance

The Sit Tax-Free Income Fund (Class S) provided a return of -3.19% during the 6-month period ended September 30, 2023, compared to the return of the Bloomberg 5-Year Municipal Bond Index of -2.74%. The Fund’s 30-day SEC yield was 3.72%, and its 12-month distribution rate was 3.44%.

Factors that Influenced the Fund’s Performance

The most significant performance driver during the period was a substantial increase in interest rates. Yields on U.S. Treasury bonds increased by 100 to 110 basis points, while Municipal Market Data (MMD) AAA General Obligation (GO) yields increased 100 to 130 basis points. Short and intermediate-term tax-exempt yields rose more than long-term yields. Longer duration bonds underperformed shorter duration bonds and higher quality bonds generally underperformed lower quality bonds. Tax-exempt mutual funds continued to experience outflows on balance, with over $10 billion in net negative flows over the last six months. Municipal issuance remains light, although it is beginning to stabilize in year-over-year terms. Credit spreads tightened modestly during the period.

The Fund’s significant weighting to longer duration bonds hurt performance, while its modest weighting to short duration bonds helped, and its modest weighting to intermediate duration bonds had mixed results. The Fund’s use of U.S. Treasury Bond futures to hedge duration significantly benefited performance during the period. In terms of credit quality, the majority of the Fund’s holdings are rated A or better and underperformed during the period. Conversely, the Fund’s holdings rated BBB and below, and its non-rated bonds, generally outperformed. Most of the larger industry groups of the Fund underperformed during the period, most notably single family mortgage revenue bonds. The only large industry concentration to outperform during the period was multi-family mortgage revenue.

Outlook and Positioning

Municipal credit conditions generally remain strong, and interest rates rather than credit ratings continue to drive volatility. There has been a meaningful deceleration in inflation this year, although we acknowledge that inflation remains well above the U.S. Federal Reserve’s long-run target of two percent. We believe that most municipal credits should be relatively resilient whether the Fed can achieve a soft landing or their hiking cycle produces a mild recession. However, we are watching credits and industries for negative trends, particularly from cost increases such as labor, insurance, and interest rates, but also signs of declining revenues.

HYPOTHETICAL GROWTH OF $10,000

The chart above illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years as compared to the performance of the Bloomberg 5-Year Municipal Bond Index. Past performance does not guarantee future results. Returns include the reinvestment of distributions. The chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[1]

The Bloomberg 5-Year Municipal Bond Index is the 5 year (4-6) component of the Bloomberg Municipal Bond Index, an unmanaged, rules-based, market-value-weighted index for the long-term tax-exempt bond market. The index includes bonds with a minimum credit rating of BBB. The returns include the reinvestment of income and do not include any transaction costs, management fees or other costs. It is not possible to invest directly in an index. This is the Fund’s primary index.

Our investment philosophy emphasizes income as the primary return driver over the long run. As such, we believe the Fund maintains a significant yield advantage over the benchmark. The Fund’s longer than benchmark duration, position in non-rated issues, emphasis on revenue bonds, and focus on bond structures with attractive prepayment characteristics all contribute to its yield advantage. Higher interest rates and a flattening of the municipal yield curve have increased our ability to purchase bonds with varied call provisions to organically shorten the Fund’s duration. However, this has been partially offset by the continued duration extension of lower coupon bonds. We continue to hedge the Fund’s duration with U.S. Treasury Futures but monitor market factors to determine whether adjustments to the composition or magnitude of the hedge are warranted. The Fund remains diversified on both an issuer and a geographic basis to manage credit risk. Although market returns have been lackluster this year, we believe that higher market interest rates and the Fund’s yield advantage over the benchmark have positioned it to achieve attractive risk-adjusted returns.

Paul J. Jungquist, CFA	Todd S. Emerson, CFA
Senior Portfolio Manager	Kevin P. O’Brien, CFA
Portfolio Managers

20	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

COMPARATIVE RATES OF RETURNS

as of September 30, 2023

	Sit Tax-Free Income Fund
	Class S	Class Y	Bloomberg 5-Year Muni Bond Index[1]	Lipper General Muni Bond Fund Index[2]
Six Month	-3.19%	-3.08%	-2.74%	n/a
One Year	1.50	1.75	2.16	3.63%
Five Year	-0.19	n/a	1.03	1.29
Ten Year	2.61	n/a	1.44	2.08
Since Inception-Class S (9/29/88)	4.39	n/a	4.32	4.78
Since Inception-Class Y (6/1/21)	n/a	-5.57	-2.57	-4.76

Performance figures are historical and do not guarantee future results. Investment returns and principal value will vary, and you may have a gain or loss when you sell shares. Current performance may be lower or higher than the performance data quoted. Contact the Fund for performance data current to the most recent month-end. Returns include changes in share price as well as reinvestment of all dividends and capital gains. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Management fees and administrative expenses are included in the Fund’s performance. Returns for periods greater than one year are compounded average annual rates of return.

[1]

The Bloomberg 5-Year Municipal Bond Index is the 5 year (4-6) component of the Bloomberg Municipal Bond Index, unmanaged rules-based, market-value-weighted index for the long-term tax-exempt bond market. The index includes bonds with a minimum credit rating of BBB. The returns include the reinvestment of income and do not include any transaction costs, management fees or other costs. It is not possible to invest directly in an index.

[2]	The Lipper returns are obtained from Lipper Analytical Services, Inc., a large independent evaluator of mutual funds.

FUND DIVERSIFICATION

Single Family Mortgage	33.1%
Other Revenue Bonds	20.2
Multifamily Mortgage	16.4
Education/Student Loan	5.6
Sectors less than 5%	15.7
Cash & Other Net Assets	9.0

Based on net assets as of September 30, 2023.

PORTFOLIO SUMMARY

Class S:
Net Asset Value 9/30/23:	$8.12	Per Share
Net Asset Value 3/31/23:	$8.54	Per Share
Net Assets:	$103.1	Million
Class Y:
Net Asset Value 9/30/23:	$8.12	Per Share
Net Asset Value 3/31/23:	$8.54	Per Share
Net Assets:	$62.5	Million
Average Maturity	19.1	Years
Effective Duration:[3]	5.6	Years

[3]

Duration is a measure of estimated price sensitivity relative to changes in interest rates. Portfolios with longer durations are typically more sensitive to changes in interest rates. For example, if interest rates rise by 1%, the fair value of a security with an effective duration of 5 years would decrease by 5%, with all other factors being constant. The correlation between duration and price sensitivity is greater for securities rated investment-grade than it is for securities rated below investment-grade. Duration estimates are based on assumptions by Sit Investment Associates, Inc. (the “Adviser”) and are subject to a number of limitations. Effective duration is calculated based on historical price changes of securities held by the Fund, and therefore is a more accurate estimate of price sensitivity provided interest rates remain within their historical range.

QUALITY RATINGS (% of Net Assets)

Lower of Moody’s, S&P, Fitch or Duff & Phelps ratings used.

Adviser’s Assessment of Non-Rated Securities
AA	0.3%
A	0.2
BBB	2.2
BB	19.7
<BB	7.5

Total	29.9%

SEPTEMBER 30, 2023	21

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2023

Sit Tax-Free Income Fund

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
Municipal Bonds - 86.8%
Alabama - 0.5%
Mobile Co. Limited Obligation Warrants Rev. (Gomesa Proj.) [4]	500,000	4.00	11/1/45	409,765
Stadium Trace Village Improvement District Rev.	460,000	3.63	3/1/36	353,777

				763,542

Alaska - 0.3%
AK Industrial Dev. & Export Auth. Rev. (Boys & Girls Home) [2,5,15]	250,000	5.50	N/A	650
AK Industrial Dev. & Export Auth. Rev. (GTR Fairbanks Community Hospital Foundation)	250,000	5.00	4/1/33	250,327
AK Industrial Dev. & Export Auth. Rev. (Tanana Chiefs Conference Proj.)	300,000	4.00	10/1/49	243,546

				494,523

Arizona - 0.6%
AZ Industrial Dev. Auth. Rev. (Legacy Cares, Inc. Proj.) [2], [4,5]	750,000	6.75	7/1/30	45,000
AZ Industrial Dev. Auth. Rev. (Legacy Cares, Inc. Proj.) [2], [4,5]	100,000	5.50	7/1/31	6,000
AZ Industrial Dev. Auth. Rev. (Legacy Cares, Inc. Proj.) 2, [4,5]	750,000	7.75	7/1/50	45,000
AZ Industrial Dev. Auth. Rev. (Legacy Cares, Inc. Proj.) [2], [4,5]	200,000	6.00	7/1/51	12,000
Pima Co. Industrial Dev. Auth. Rev. (LA Posada at Pusch Ridge Proj.) [4]	350,000	6.25	11/15/35	350,210
Pima Co. Industrial Dev. Auth. Rev. (LA Posada at Pusch Ridge Proj.) [4]	350,000	7.00	11/15/57	349,962
Tempe Industrial Dev. Auth. Rev. (Mirabella at ASU Proj.) [4]	230,000	4.70	10/1/24	196,836

				1,005,008

Arkansas - 0.2%
Mountain Home City Sales & Use Tax Rev.	465,000	2.00	9/1/38	309,839

California - 3.6%
CA Health Facs. Financing Auth. Rev. (On Lok Senior Health Services)	500,000	5.00	8/1/50	466,315
CA Municipal Finance Auth. Rev. (Aldersly Proj.)	300,000	5.00	5/15/43	305,712
CA Municipal Finance Auth. Rev. (Caritas Proj.)	250,000	4.00	8/15/56	192,750
CA Pollution Control Financing Auth. Rev. (Poseidon Resources) [4]	300,000	5.00	7/1/38	302,046
CA Public Finance Auth. Rev. (Enso Village Proj.) [4]	350,000	3.13	5/15/29	325,839
Encinitas Union School District G.O. Capital Appreciation [6]	500,000	6.75	8/1/35	610,390
Irvine Facs. Financing Auth. Rev. (Gateway Preserve Land Acquisition Proj.) [9]	300,000	5.25	5/1/48	305,961
Los Alamitos Unified School District Capital Appreciation C.O.P. [6]	1,100,000	6.00	8/1/34	1,161,930
Orange Co. Community Facs. District No. 2017-1 Special Assessment (Village of Esencia)	500,000	4.00	8/15/45	404,885
Sacramento Co. Water Financing Auth. Rev. (NATL-RE FGIC Insured) [1]	500,000	4.37	6/1/39	409,510
San Jose Financing Auth. Rev. (Civic Center Garage Proj.) [9]	400,000	5.00	6/1/39	400,216
Tracy Joint Unified School District G.O. Capital Appreciation [6]	600,000	7.00	8/1/41	569,628
Val Verde Unified School District G.O. Capital Appreciation (AGM Insured) [6]	500,000	6.13	8/1/34	581,975

				6,037,157

Colorado - 3.2%
Baseline Metropolitan District No. 1 G.O.	280,000	5.00	12/1/51	231,641
CO Educational & Cultural Facs. Auth. Rev. (CO Springs Charter Academy Proj.)	250,000	5.60	7/1/34	250,218
CO Educational & Cultural Facs. Auth. Rev. (Mountain Phoenix Community Proj.) [4]	500,000	6.00	7/1/43	472,885
CO Health Facs. Auth. Rev. (Aberdeen Ridge)	400,000	3.50	5/15/30	354,064
CO Health Facs. Auth. Rev. (Aberdeen Ridge)	415,000	5.00	5/15/44	295,634
CO Health Facs. Auth. Rev. (Aberdeen Ridge)	850,000	5.00	5/15/58	541,407
CO Health Facs. Auth. Rev. (Covenant Retirement Community)	650,000	5.00	12/1/48	571,220
Crossroads Metropolitan District No. 1 G.O.	500,000	6.50	12/1/51	451,590
Reunion Metropolitan District Rev.	588,723	3.63	12/1/44	406,289

See accompanying notes to financial statements.

22	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
Rudolph Farms Metropolitan District No. 6 G.O.	500,000	6.50	6/1/52	457,725
Tree Farm Metropolitan District G.O. [4]	500,000	4.50	12/1/41	418,170
Verve Metropolitan District No. 1 G.O.	500,000	5.75	12/1/33	458,440
Windler Public Improvement Auth. Rev.	500,000	4.00	12/1/41	325,690

				5,234,973

Connecticut - 0.2%
Stamford Hsg. Auth. Rev. (Dogwoods Proj.) [4]	350,000	11.00	12/1/27	368,011

District of Columbia - 0.6%
Metropolitan Washington Airports Auth. Aviation Rev.	1,000,000	5.25	10/1/48	1,021,350

Florida - 16.4%
Artisan Lakes East Community Dev. District Special Assessment	450,000	4.00	5/1/51	326,254
Ave Maria Stewardship Community District Special Assessment (Phase 4 Master IMPT Proj.) [4]	500,000	5.50	5/1/53	458,470
Blackburn Creek Community Dev. District Special Assessment (Grand Palm Proj.)	100,000	6.25	5/1/35	101,816
Capital Trust Agency Rev. (Tallahassee Tapestry) 2, [4,5]	550,000	6.75	12/1/35	180,125
Capital Trust Agency Rev. (Tapestry Walden Senior Hsg. Proj.) 2, [4,5]	250,000	6.75	7/1/37	55,000
Capital Trust Agency Rev. (Tuscan Gardens Senior Living Center) [2], [5]	250,000	7.00	4/1/35	197,500
Celebration Pointe Community Dev. District Special Assessment Rev.	220,000	5.00	5/1/32	219,140
CFM Community Dev. District Special Assessment	500,000	4.00	5/1/51	362,870
Cobblestone Community Dev. District Special Assessment [4]	630,000	4.20	5/1/42	516,046
Collier Co. Industrial Dev. Auth. Rev. (Arlington of Naples Proj.) [2], [4,5]	186,423	7.25	5/15/26	10,253
Collier Co. Industrial Dev. Auth. Rev. (Arlington of Naples Proj.) [2], [4,5]	559,270	8.13	5/15/44	30,760
Elevation Pointe Community Dev. District Special Assessment	500,000	4.40	5/1/32	466,660
Entrada Community Dev. District Special Assessment Rev. [4]	400,000	4.00	5/1/52	289,916
FL Dev. Finance Corp. Rev. (Green Bond-Brightline Proj.) [4]	650,000	7.38	1/1/49	644,553
FL Dev. Finance Corp. Rev. (Jensen Dunes Proj.) [4]	500,000	5.00	11/15/30	444,910
FL Dev. Finance Corp. Rev. (The Glenride on Palmer Ranch Proj.) [4]	650,000	5.00	6/1/51	504,276
FL Hsg. Finance Corp. (GNMA/FNMA/FHLMC Collateralized)	790,000	5.05	7/1/47	783,885
FL Hsg. Finance Corp. (GNMA/FNMA/FHLMC Collateralized)	245,000	3.30	7/1/49	226,008
FL Hsg. Finance Corp. (GNMA/FNMA/FHLMC Collateralized)	705,000	2.75	7/1/50	482,671
FL Hsg. Finance Corp. (GNMA/FNMA/FHLMC Collateralized)	1,355,000	2.30	1/1/52	910,966
FL Hsg. Finance Corp. (GNMA/FNMA/FHLMC Collateralized)	500,000	4.75	1/1/54	477,090
FRERC Community Dev. District Special Assessment	1,000,000	5.38	11/1/40	924,680
Gramercy Farms Community Dev. District Special Assessment [6]	250,000	3.24	5/1/39	130,000
Grande Pines Community Dev. District Special Assessment	635,000	4.00	5/1/51	460,051
Harbor Bay Community Dev. District Special Assessment	280,000	4.10	5/1/48	211,957
Heritage Harbour North Community Dev. District Special Assessment	200,000	5.00	5/1/34	197,408
Hyde Park Community Dev. District No. 1 Special Assessment	500,000	4.00	5/1/52	360,580
Lake Co. Retirement Project. Rev. (Lakeside at Waterman Village Proj.)	500,000	5.75	8/15/50	416,875
Lakes of Sarasota Community Dev. District Special Assessment	300,000	3.88	5/1/31	277,521
Lakes of Sarasota Community Dev. District Special Assessment	500,000	4.13	5/1/31	467,950
Lakes of Sarasota Community Dev. District Special Assessment	265,000	4.10	5/1/51	199,564
Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev.	100,000	4.25	5/1/25	99,123
Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Azario Proj.)	520,000	3.75	5/1/40	406,864
Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Azario Proj.)	580,000	4.00	5/1/40	476,377
Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lakewood National)	300,000	5.25	5/1/37	295,410
Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lakewood Ranch)	400,000	5.00	5/1/36	391,112

See accompanying notes to financial statements.

SEPTEMBER 30, 2023	23

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2023

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lakewood Ranch)	430,000	3.00	5/1/41	300,527
Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lorraine Lakes Proj.) [4]	500,000	3.63	5/1/40	385,745
Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (NE Sector Proj.)	300,000	5.00	5/1/38	287,094
Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (NE Sector Proj.) [4]	485,000	3.75	5/1/40	381,899
Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Sweetwater Proj.)	490,000	3.10	5/1/41	341,966
Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Webb Proj.) [4]	320,000	5.00	5/1/37	308,374
Lakewood Ranch Stewardship District Special Assessment (Lake Club Phase 4 Proj.)	245,000	4.50	5/1/49	199,229
Lakewood Ranch Stewardship District Utility Rev. (System Acquisition Proj.) (AGM Insured)	500,000	5.25	10/1/53	517,030
Laurel Road Community Dev. District Special Assessment	600,000	3.13	5/1/31	515,328
LT Ranch Community Dev. District Special Assessment	500,000	4.00	5/1/40	407,710
LT Ranch Community Dev. District Special Assessment	300,000	5.90	5/1/53	286,677
Marshall Creek Community Dev. District Cap. Improvement Special Assessment Rev.	150,000	5.00	5/1/32	147,581
Meadow View at Twin Creeks Community Dev. District Special Assessment	220,000	3.75	5/1/52	149,611
Meadow View at Twin Creeks Community Dev. District Special Assessment	245,000	4.00	5/1/52	176,684
New River Community Dev. District Cap. Improvement Special Assessment Rev. [2], [5,15]	230,000	5.00	N/A	2
North River Ranch Community Dev. District Cap. Improvement Special Assessment Rev.	350,000	4.20	5/1/35	311,675
North River Ranch Improvement Stewardship District Special Assessment Rev.	500,000	5.75	5/1/33	481,110
Northern Palm Beach Co. Improvement District Special Assessment	250,000	5.00	8/1/37	238,218
Orange Co. Health Facs. Auth. Rev. (Presbyterian Retirement Community Proj.)	550,000	5.00	8/1/34	542,729
Orlando Tourist Dev. Rev. (Senior Lien Tourist Dev.) (AGM Insured)	250,000	5.00	11/1/38	252,960
Palm Beach Co. Health Facs. Auth. Rev. (ACTS Retirement-Life Community, Inc.)	500,000	5.00	11/15/32	502,405
Palm Beach Co. Health Facs. Auth. Rev. (Green Cay Life Plan Village Proj.) [4]	500,000	11.50	7/1/27	541,910
Palm Beach Co. Health Facs. Auth. Rev. (Lifespace Communities, Inc.)	500,000	4.00	5/15/53	296,940
Palm Coast Park Community Dev. District Special Assessment	500,000	4.00	5/1/52	360,580
Palm Coast Park Community Dev. District Special Assessment Rev.	275,000	5.40	5/1/43	258,571
Parker Road Community Dev. District Special Assessment	500,000	4.10	5/1/50	368,715
Parkview at Long Lake Ranch Community Dev. District Special Assessment	270,000	4.00	5/1/51	196,166
Pinellas Co. Industrial Dev. Auth. Rev.	500,000	5.00	7/1/39	472,840
Poitras East Community Dev. District Special Assessment	335,000	5.25	5/1/52	305,510
River Landing Community Dev. District Special Assessment	325,000	4.25	11/1/35	284,762
Rolling Hills Community Dev. District Special Assessment	250,000	3.65	5/1/32	219,168
Sawyers Landing Community Dev. District Special Assessment Rev.	500,000	4.13	5/1/41	401,915
Sawyers Landing Community Dev. District Special Assessment Rev.	750,000	4.25	5/1/53	552,840
Southern Groves Community Dev. District No. 5 Special Assessment	280,000	4.00	5/1/48	208,314
Sunbridge Stewardship District Special Assessment (Weslyn Park Proj.)	350,000	5.20	5/1/42	321,815
Tolomato Community Dev. District Special Assessment 2, [5]	120,000	6.61	5/1/40	1
Tolomato Community Dev. District Special Assessment [6]	110,000	7.00	5/1/40	101,899
Tradition Community Dev. District No. 9 Special Assessment	645,000	4.00	5/1/52	465,180
Trout Creek Community Dev. District Special Assessment	300,000	5.38	5/1/38	291,165
Trout Creek Community Dev. District Special Assessment	250,000	4.00	5/1/40	200,760
Viera Stewardship District Special Assessment	250,000	4.00	5/1/53	180,357
Viera Stewardship District Special Assessment	300,000	5.50	5/1/54	275,949
Waterset South Community Dev. District Special Assessment	500,000	5.90	5/1/42	491,120
Windward at Lakewood Ranch Community Dev. District Special Assessment	350,000	4.25	5/1/52	264,215
Wiregrass Community Dev. District Special Assessment	240,000	5.38	5/1/35	240,334

See accompanying notes to financial statements.

24	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
Zephyr Ridge Community Dev. District Special Assessment 2, [5,15]	450,000	5.25	N/A	69,300

				27,109,521

Georgia - 1.6%
Clarke Co. Hospital Auth. Rev. (Piedmont Healthcare)	350,000	5.00	7/1/46	346,182
Fulton Co. Dev. Auth. Rev. (Piedmont Healthcare Inc. Proj.)	850,000	5.00	7/1/44	817,683
Fulton Co. Dev. Auth. Rev. (Woodruff Arts Center)	500,000	5.00	3/15/44	505,835
Gainesville & Hall Co. Dev. Auth. Rev. (Lanier Christian Academy, inc. Proj.) [4]	640,000	6.25	9/1/44	549,555
Gainesville Hospital Auth. Rev. (Northeast Georgia Health System, Inc. Proj.)	500,000	5.00	2/15/37	508,520

				2,727,775

Idaho - 0.7%
ID Health Facs. Authority Rev. (Terraces Boise Proj.)	100,000	8.00	10/1/28	91,736
ID Health Facs. Authority Rev. (Terraces Boise Proj.)	290,000	3.80	10/1/31	238,296
ID Health Facs. Authority Rev. (Terraces Boise Proj.)	250,000	4.00	10/1/33	197,975
ID Health Facs. Authority Rev. (Terraces Boise Proj.)	500,000	4.50	10/1/50	330,325
Spring Valley Community Infrastructure District. No. 1 Special Assessment [4]	500,000	3.75	9/1/51	359,245

				1,217,577

Illinois - 4.3%
Bedford Village Park Rev.	465,000	5.75	12/1/27	466,242
Burbank Educational Facs. Rev. (Intercultural Montessori Language School) [4]	500,000	6.00	9/1/35	476,670
Chicago Midway Airport Rev. (Second Lien)	500,000	5.25	1/1/35	500,045
Chicago O’Hare International Airport Rev. (Senior Lien) (AGM Insured)	500,000	5.50	1/1/53	509,620
IL Fin. Auth. Rev. (Christian Homes, Inc.)	500,000	5.00	5/15/36	226,250
IL Fin. Auth. Rev. (Edward Elmhurst Healthcare)	1,000,000	5.00	1/1/44	1,050,310
IL Fin. Auth. Rev. (Lifespace Communities)	1,000,000	5.00	5/15/45	755,250
IL Fin. Auth. Sports Facs. Rev. (North Shore Ice Arena Proj.)	1,000,000	6.25	12/1/38	634,210
IL Hsg. Dev. Auth. Rev.	750,000	4.75	10/1/48	718,980
IL Sports Facilities Auth. Rev. (State Tax Supported) (AGM Insured)	1,000,000	5.25	6/15/31	1,004,730
Malta Tax Allocation Rev. 2, [5]	1,921,000	5.75	12/30/25	480,250
Southwestern IL Dev. Auth. Tax Allocation Ref. (Local Govt. Program) 2, [15]	313,173	7.00	N/A	250,538

				7,073,095

Indiana - 0.8%
IN Finance Auth. Rev. (BHI Senior Living)	500,000	4.00	11/15/41	404,720
IN Finance Auth. Rev. (Greencroft Obligated Group)	350,000	6.50	11/15/33	350,679
Merrillville Industry Economic Dev. Rev. (Belvedere Housing Proj.)	300,000	5.75	4/1/36	253,794
Richmond Hospital Auth. Rev. (Reid Hospital & Health Care)	350,000	5.00	1/1/35	351,778

				1,360,971

Iowa - 1.3%
IA Fin. Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	5.50	7/1/53	514,010
IA Fin. Auth. Rev. (Lifespace Communities, Inc.)	565,000	5.00	5/15/47	419,168
IA Fin. Auth. Rev. (Lifespace Communities, Inc.)	750,000	5.00	5/15/48	552,052
IA Fin. Auth. Rev. (Lifespace Communities, Inc.)	500,000	4.00	5/15/53	296,940
IA Fin. Auth. Rev. (Lifespace Communities, Inc.)	530,000	4.00	5/15/55	310,930

				2,093,100

Kentucky - 0.4%
Boyle Co. Educational Facs. Auth. Rev. (Centre College)	600,000	5.25	6/1/49	605,220

See accompanying notes to financial statements.

SEPTEMBER 30, 2023	25

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2023

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
Louisiana - 3.6%
LA Hsg. Fin. Agy. Single Family Mtg. Rev. (Home Ownership Prog.) (GNMA/FHLMC Collateralized)	385,000	2.50	12/1/45	295,384
LA Hsg. Fin. Agy. Single Family Mtg. Rev. (Home Ownership Prog.) (GNMA/FHLMC Collateralized)	1,000,000	5.00	12/1/48	982,300
LA Hsg. Fin. Agy. Single Family Mtg. Rev. (Home Ownership Prog.) (GNMA/FHLMC Collateralized)	500,000	5.75	6/1/54	521,985
LA Local Government Environmental Facilities & Community Development Auth.	500,000	6.00	11/15/30	490,340
LA Local Government Environmental Facilities & Community Development Auth. Rev. [4]	300,000	5.65	11/1/37	309,498
LA Local Government Environmental Facilities & Community Development Auth. Rev. [4]	500,000	5.00	7/1/39	402,580
LA Local Government Environmental Facilities & Community Development Auth. Rev. [4]	300,000	5.50	11/1/39	307,044
LA Local Government Environmental Facilities & Community Development Auth. Rev. [4]	410,000	4.00	11/1/44	346,036
LA Local Government Environmental Facilities & Community Development Auth. Rev. [4]	495,000	4.40	11/1/44	442,881
LA Local Government Environmental Facilities & Community Development Auth. Rev. [4]	715,000	4.00	11/1/46	589,553
LA Public Facs. Auth. Rev. (Franciscan Missionaries Health System Proj.)	300,000	5.00	7/1/35	300,417
LA Public Facs. Auth. Rev. (Tulane Univ. Proj.) (NATL-RE Insured) [1]	495,000	4.47	2/15/36	445,584
New Orleans Aviation Board Rev.	500,000	5.00	1/1/48	490,125

				5,923,727

Maryland - 0.2%
MD Community Dev. Administration Rev.	500,000	2.55	9/1/44	326,785

Massachusetts - 1.6%
MA Dev. Finance Agy. Rev. (FNMA Collateralized)	1,500,000	2.30	1/1/42	951,405
MA Dev. Finance Agy. Rev. (Orchard Cove, Inc.)	400,000	5.00	10/1/49	352,920
MA Education Finance Auth. Education Rev.	55,000	2.63	7/1/36	53,099
MA Education Finance Auth. Education Rev.	1,000,000	3.00	7/1/51	606,790
MA Housing Finance Agy. Rev.	900,000	3.85	12/1/47	709,299

				2,673,513

Michigan - 4.6%
City of Allen Park G.O. (BAM Insured)	300,000	3.25	5/1/34	260,841
MI Finance Auth. Rev. (Holly Academy Proj.)	400,000	3.00	12/1/31	323,656
MI Finance Auth. Rev. (Madison Academy Proj.)	255,000	4.25	12/1/39	190,577
MI Hsg. Dev. Auth. Rev.	600,000	5.20	12/1/40	593,844
MI Hsg. Dev. Auth. Rev.	500,000	4.90	12/1/48	489,665
MI Hsg. Dev. Auth. Rev.	210,000	3.15	6/1/50	195,054
MI Hsg. Dev. Auth. Rev.	2,000,000	2.75	6/1/51	1,248,320
MI Hsg. Dev. Auth. Rev.	3,500,000	2.50	6/1/52	2,005,220
MI Hsg. Dev. Auth. Rev.	1,000,000	4.95	12/1/53	980,500
MI Hsg. Dev. Auth. Rev.	500,000	5.75	6/1/54	517,795
MI Public Educational Facs. Auth. Rev. (Chandler Park Academy)	205,000	6.35	11/1/28	205,004
MI Strategic Fund. Rev. (United Methodist Retirement Facs.)	415,000	5.00	11/15/49	334,129
Universal Academy Michigan Public School Rev.	350,000	4.00	12/1/40	289,751

				7,634,356

Minnesota - 0.2%
Apple Valley Rev. (Senior Living, LLC Proj.)	475,000	5.00	1/1/47	273,063

Mississippi - 1.3%
MS Development Bank Rev. (Green Bond-Hancock County) [4]	1,000,000	4.55	11/1/39	943,250
MS Development Bank Rev. (Jackson Co. Gomesa Proj.) [4]	500,000	3.63	11/1/36	431,515
MS Home Corp. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	1,000,000	2.55	6/1/42	700,720

				2,075,485

See accompanying notes to financial statements.

26	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
Missouri - 1.6%
Joplin Industrial Dev. Auth. Rev. (32nd Street Place Community Improvement Dist. Proj.)	200,000	3.50	11/1/40	170,550
Kansas City Industrial Dev. Auth. Rev. (United Methodist Retirement Home, Inc.) [2,5]	118,010	2.00	11/15/46	5,493
Kansas City Industrial Dev. Auth. Rev. (United Methodist Retirement Home, Inc.)	264,421	5.00	11/15/46	184,394
MO Health & Education Facs. Auth. Rev. (Lutheran Senior Services)	1,000,000	4.00	2/1/48	755,110
MO Hsg. Dev. Commission Rev. (GNMA/FNMA/FHLMC Collateralized)	435,000	2.50	5/1/50	323,736
MO Hsg. Dev. Commission Rev. (GNMA/FNMA/FHLMC Collateralized)	350,000	2.40	11/1/51	233,135
MO Hsg. Dev. Commission Rev. (GNMA/FNMA/FHLMC Collateralized)	1,000,000	4.70	11/1/53	946,630

				2,619,048

Montana - 0.5%
MT Board of Housing Single Family Rev.	420,000	2.40	12/1/45	301,388
MT Board of Housing Single Family Rev.	500,000	4.55	6/1/52	458,560

				759,948

Nebraska - 0.1%
Mead Village Tax Allocation Rev. (E3 Biofuels - Mead LLC Proj.) [2], [5,15]	410,000	5.13	N/A	17,015
Nebraska Investment Fin. Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	80,000	3.05	9/1/42	72,550

				89,565

Nevada - 1.0%
NV Hsg. Division Rev. (GNMA/FNMA/FHLMC Collateralized)	750,000	2.60	4/1/46	507,068
NV Hsg. Division Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	4.50	10/1/48	453,755
NV Hsg. Division Rev. (GNMA/FNMA/FHLMC Collateralized)	490,000	3.40	10/1/49	366,843
NV Hsg. Division Rev. (GNMA/FNMA/FHLMC Collateralized)	495,000	2.45	10/1/51	356,459

				1,684,125

New Jersey - 2.7%
NJ Economic Dev. Auth. Rev. [9]	500,000	4.00	6/15/50	429,880
NJ Higher Education Student Assistance Auth. Rev.	1,000,000	4.25	12/1/50	819,650
NJ Hsg. & Mtg. Finance Agy. Single Family Mtg. Rev.	980,000	4.50	10/1/42	931,461
NJ Hsg. & Mtg. Finance Agy. Single Family Mtg. Rev.	735,000	2.30	10/1/46	497,492
NJ Hsg. & Mtg. Finance Agy. Single Family Mtg. Rev.	320,000	4.50	10/1/48	315,965
NJ Hsg. & Mtg. Finance Agy. Single Family Mtg. Rev.	795,000	2.45	10/1/50	561,548
NJ Hsg. & Mtg. Finance Agy. Single Family Mtg. Rev.	1,000,000	4.80	10/1/53	962,100

				4,518,096

New Mexico - 2.3%
NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	360,000	2.70	9/1/47	236,826
NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	985,000	3.95	9/1/47	800,155
NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	4.00	7/1/48	458,965
NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	700,000	3.35	7/1/49	600,313
NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	445,000	3.00	7/1/50	338,543
NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	495,000	2.35	7/1/51	339,768
NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	600,000	2.63	7/1/51	375,942
NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	985,000	2.80	9/1/52	624,125

				3,774,637

New York - 5.4%
Hempstead Town Local Development Corp. Rev. (Hofstra University Proj.)	350,000	4.00	7/1/33	350,011
New York City Housing Development Corp. Multifamily Mtg. Rev.	300,000	4.05	11/1/41	274,770
New York City Housing Development Corp. Multifamily Mtg. Rev.	300,000	3.85	11/1/42	249,858

See accompanying notes to financial statements.

SEPTEMBER 30, 2023	27

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2023

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
NY Monroe Co. Industrial Development Corp. Rev. (St. Ann’s Community Proj.)	610,000	4.00	1/1/30	546,889
NY State Dormitory Auth. Rev. Ref. (N. Shore-Long Island Jewish Obligation)	300,000	5.00	5/1/33	302,001
NY State Mortgage Agency Homeowner Mortgage Rev.	580,000	2.20	4/1/36	422,025
NY State Mortgage Agency Homeowner Mortgage Rev.	1,000,000	4.70	10/1/38	918,610
NY State Mortgage Agency Homeowner Mortgage Rev.	1,000,000	2.45	10/1/45	627,040
NY State Mortgage Agency Homeowner Mortgage Rev.	980,000	2.50	10/1/46	611,216
NY State Mortgage Agency Homeowner Mortgage Rev.	975,000	3.30	10/1/47	718,175
NY State Mortgage Agency Homeowner Mortgage Rev.	1,500,000	4.80	10/1/48	1,448,550
NY State Mortgage Agency Homeowner Mortgage Rev.	1,625,000	2.55	4/1/50	977,714
NY State Mortgage Agency Homeowner Mortgage Rev.	600,000	4.90	10/1/53	583,770
Westchester Co. Local Dev. Corp. Rev. (Purchase Senior Learning Community Inc. Proj.) [4]	350,000	3.60	7/1/29	311,812
Westchester Co. Local Dev. Corp. Rev. (Purchase Senior Learning Community Inc. Proj.) [4]	350,000	5.00	7/1/46	274,855
Western Regional Off-Track Betting Corp. Rev. [4]	500,000	4.13	12/1/41	357,530

				8,974,826

North Carolina - 1.8%
Mecklenburg Co. Rev. (Little Rock Apts)	475,000	5.38	1/1/36	475,670
NC Education Assistance Auth. Senior Bond-Student Loan Rev.	125,000	3.13	6/1/39	115,436
NC Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	1,000,000	3.60	1/1/46	777,760
NC Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	650,000	3.63	7/1/49	595,127
NC Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	6.00	7/1/53	522,140
NC Medical Care Comm. Rev. (Deerfield Episcopal Retirement)	500,000	5.00	11/1/37	495,840

				2,981,973

North Dakota - 0.4%
ND Housing Finance Agency Rev.	925,000	2.50	7/1/44	682,345

Ohio - 4.1%
Cleveland-Cuyahoga County Port Auth. Rev. (Cleveland Museum of Natural History Proj.)	500,000	4.00	7/1/46	407,605
Columbus-Franklin Co. Finance Auth. Rev. (Beulah Park Phase 1 Proj.)	810,000	4.00	5/15/49	660,126
Lake Co. Port & Economic Dev. Auth. Rev. (Tapestry Wickliffe Proj.) 2, [4,5]	250,000	6.50	12/1/37	72,500
OH Housing Finance Agency Rev.	1,815,000	2.45	9/1/51	1,200,405
OH Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	255,000	3.35	9/1/39	237,203
OH Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	1,985,000	2.85	9/1/46	1,300,810
OH Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	485,000	4.55	9/1/47	452,864
OH Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	1,470,000	5.10	9/1/47	1,432,309
OH Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	970,000	2.75	9/1/51	611,110
OH Housing Finance Agency Rev. (Middletown Phase Two Proj.) [4]	500,000	6.25	3/1/26	496,445

				6,871,377

Oregon - 0.9%
OR Hsg. & Community Services Dept. Rev. (Single Family Mtg. Program)	500,000	2.35	1/1/44	330,355
OR Hsg. & Community Services Dept. Rev. (Single Family Mtg. Program)	1,000,000	2.38	1/1/45	652,240
OR Hsg. & Community Services Dept. Rev. (Single Family Mtg. Program)	280,000	3.75	7/1/48	251,404
Yamhill County Hospital Auth. Rev. (Friendsview)	350,000	5.00	11/15/56	247,338

				1,481,337

Pennsylvania - 1.6%
Butler Co. General Authority Rev. (School District Proj.) (AGM G.O. of District) [1]	465,000	4.41	10/1/34	413,176
PA Higher Educational Assistance Agy. Rev.	420,000	2.63	6/1/42	335,937
PA Higher Educational Facs. Auth. Rev. (La Salle University)	280,000	5.00	5/1/42	221,040

See accompanying notes to financial statements.

28	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
PA Hsg. Finance Agency Rev.	1,000,000	5.00	10/1/50	959,690
Philadelphia Industrial Dev. Auth. Rev. (Charter School Proj.)	350,000	5.63	8/1/36	353,560
West Cornwall Township Municipal Auth. Rev. (Lebanon Valley Brethren Home Proj.)	525,000	4.00	11/15/46	378,488

				2,661,891

South Carolina - 1.5%
Berkeley Co. Nexton Improvement District Special Assessment	350,000	4.25	11/1/40	286,398
SC Jobs-Economic Dev. Auth. Rev. (Bishop Gadsden Episcopal Retirement Community)	500,000	4.00	4/1/54	331,650
SC Jobs-Economic Dev. Auth. Rev. (Seafields at Kiawah Island Proj.)	500,000	7.50	11/15/53	478,170
SC State Hsg. Finance & Dev. Auth. Rev.	450,000	3.05	7/1/45	336,973
SC State Hsg. Finance & Dev. Auth. Rev.	1,000,000	4.95	7/1/53	980,960

				2,414,151

South Dakota - 0.4%
SD Housing Dev. Auth. Rev.	1,000,000	2.50	11/1/42	671,660

Tennessee - 2.8%
Franklin Health & Education Facs. Board Rev. (Provision Cares Proton Therapy Center) 2, [4,5]	500,000	6.50	6/1/27	105,000
Metropolitan Govt. Nashville & Davidson County Health & Edu. Facs. Board Rev. (Blakford at Green Hills)	895,000	4.00	11/1/45	658,138
Nashville Metropolitan Dev. & Hsg. Agency Tax Allocation [4]	300,000	5.13	6/1/36	293,016
Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) 2, [5,15]	1,850,000	5.35	N/A	19
Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) 2, [5]	7,875,000	5.55	1/1/29	79
Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) 2, [5]	1,630,000	6.00	1/1/29	16
TN Hsg. Dev. Agency Rev.	395,000	2.55	7/1/46	253,614
TN Hsg. Dev. Agency Rev.	500,000	4.70	7/1/48	475,555
TN Hsg. Dev. Agency Rev.	730,000	5.05	7/1/48	722,043
TN Hsg. Dev. Agency. Rev.	840,000	2.55	1/1/45	552,728
TN Hsg. Dev. Agency. Rev.	1,485,000	2.38	7/1/46	1,014,225
TN Hsg. Dev. Agency. Rev.	990,000	2.50	7/1/51	625,561

				4,699,994

Texas - 8.4%
Arlington Higher Education Finance Corp., Education Rev. (Pineywoods Community Academy)	750,000	2.38	8/15/51	415,417
Brazos Higher Education Auth., Inc. Rev. (Subordinate Student Loan)	1,000,000	3.00	4/1/40	750,760
Edinburg Economic Dev. Corp. Rev.	225,000	3.00	8/15/31	187,922
Houston Airport System Rev. (AGM Insured)	1,000,000	5.25	7/1/48	1,017,250
Montrose Redevelopment Auth. Tax Allocation Rev. (AGM Insured)	500,000	5.00	9/1/38	507,795
New Hope Cultural Education Fac. Corp. Rev. (Cardinal Bay) 2, [5,15]	260,000	4.00	N/A	130,000
New Hope Cultural Education Fac. Corp. Rev. (Cardinal Bay) 2, [5]	460,000	4.00	7/1/26	230,000
New Hope Cultural Education Facs. Corp. Rev. (Presbyterian Village North Proj.)	500,000	5.00	10/1/34	446,065
New Hope Cultural Education Facs. Finance Corp. Rev. (Buckingham Senior Living Community, Inc.) [1]	514,723	2.00	11/15/61	196,882
New Hope Cultural Education Facs. Finance Corp. Rev. (Cityscape Schools, Inc.) [4]	300,000	5.00	8/15/39	272,430
New Hope Cultural Education Facs. Finance Corp. Rev. (Cityscape Schools, Inc.) [4]	670,000	5.00	8/15/51	561,962
New Hope Cultural Education Facs. Finance Corp. Rev. (Presbyterian Village North Proj.)	350,000	5.25	10/1/49	266,294
New Hope Cultural Education Facs. Finance Corp. Rev. (Wesleyan Homes, Inc. Proj.)	750,000	5.00	1/1/55	505,328
New Hope Cultural Education Facs. Finance Corp. Rev. (Westminster Proj.)	500,000	4.00	11/1/49	383,060
New Hope Cultural Education Facs. Finance Corp. Rev. (Windhaven Proj.)	500,000	5.50	10/1/27	479,100
New Hope Cultural Education Facs. Finance Corp. Rev. (Windhaven Proj.)	500,000	6.50	10/1/33	471,625
North Central Texas Health Facility Development Corp. (CC Young Memorial Home) [5]	204,000	5.38	2/15/25	112,200
TX Affordable Hsg. Corp. Rev. (GNMA Collateralized)	1,000,000	4.88	3/1/53	973,810

See accompanying notes to financial statements.

SEPTEMBER 30, 2023	29

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2023

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
TX Department of Housing & Community Affairs (GNMA Collateralized)	305,000	4.13	9/1/38	298,458
TX Department of Housing & Community Affairs (GNMA Collateralized)	500,000	3.00	9/1/45	348,215
TX Department of Housing & Community Affairs (GNMA Collateralized)	985,000	2.50	7/1/51	633,385
TX Department of Housing & Community Affairs (GNMA Collateralized)	1,750,000	3.13	1/1/52	1,170,942
TX Department of Housing & Community Affairs (GNMA Collateralized)	500,000	3.00	3/1/50	340,550
TX Department of Housing & Community Affairs (GNMA Collateralized)	750,000	5.25	9/1/52	757,268
TX Department of Housing & Community Affairs (GNMA Collateralized)	1,500,000	5.25	1/1/53	1,513,545
TX Department of Housing & Community Affairs (GNMA Collateralized)	1,000,000	5.25	9/1/53	1,009,460

				13,979,723

Utah - 1.4%
Black Desert Public Infrastructure District G.O. [4]	500,000	4.00	3/1/51	348,285
Military Installation Dev. Auth. Rev.	400,000	4.00	6/1/41	296,864
Military Installation Dev. Auth. Rev.	1,000,000	4.00	6/1/52	677,770
UT Charter School Finance Auth. Rev. (Mountain Sunrise Academy) [4]	515,000	3.50	12/15/31	419,952
UT Hospital Auth. Rev. (IHC Health Services, Inc.)	500,000	5.00	5/15/45	500,130
UT Hsg. Corp. Single Family Mtg. Rev.	5,000	5.75	1/1/33	5,005

				2,248,006

Vermont - 0.2%
VT Hsg. Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	400,000	4.55	11/1/43	374,400

Virginia - 0.3%
Botetourt Co. Glebe Inc. Rev.	500,000	6.00	7/1/44	488,355

Washington - 0.6%
Kalispel Tribe of Indians Rev. [4]	300,000	5.25	1/1/38	306,231
Seattle Hsg. Auth. Rev. (Lam Bow Apartments Proj.)	500,000	2.38	6/1/41	331,265
WA Hsg. Fin. Commission Multi Family Mtg. Rev. (Horizon House Proj.) [4]	500,000	5.00	1/1/38	418,650

				1,056,146

West Virginia - 0.8%
WV Hsg. Dev. Fund Rev.	750,000	4.55	11/1/48	680,903
WV Hsg. Dev. Fund Rev.	945,000	2.50	11/1/51	659,950

				1,340,853

Wisconsin - 1.8%
Public Finance Auth. Rev. (Grand Hyatt San Antonio Hotel Acquisition Proj.)	500,000	5.00	2/1/52	441,690
Public Finance Auth. Rev. (Grand Hyatt San Antonio Hotel Acquisition Proj.) [4]	500,000	6.00	2/1/62	459,785
WI Health & Educational Facs. Auth. Rev. (Benevolent Corp. Cedar Community)	300,000	5.00	6/1/37	262,347
WI Public Finance Auth. Rev. (Delray Beach Radiation Therapy) 2, [4,5]	750,000	6.25	11/1/28	450,000
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	16,520	9.00	1/1/46	367
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	16,287	9.00	1/1/47	335
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	447	12.00	1/1/47	9
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	16,171	9.00	1/1/48	314
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	390	12.00	1/1/48	8
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	16,055	9.00	1/1/49	293
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	384	11.00	1/1/49	7
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	15,822	9.00	1/1/50	267
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	372	11.00	1/1/50	6
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	17,334	9.00	1/1/51	277
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	365	11.00	1/1/51	6

See accompanying notes to financial statements.

30	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 1, [2,4,5]	446,246	3.75	7/1/51	241,182
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	17,218	9.00	1/1/52	255
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	475	10.00	1/1/52	7
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	16,985	9.00	1/1/53	237
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	469	10.00	1/1/53	7
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	16,869	9.00	1/1/54	221
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	453	10.00	1/1/54	6
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	16,636	9.00	1/1/55	205
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	444	9.00	1/1/55	6
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	434	9.00	1/1/56	5
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	16,404	9.00	1/1/56	192
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	23,656	5.50	7/1/56	12,530
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	481	9.00	1/1/57	5
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	16,287	9.00	1/1/57	179
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	16,055	9.00	1/1/58	166
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	469	9.00	1/1/58	5
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	15,938	9.00	1/1/59	156
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	456	9.00	1/1/59	5
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	447	8.00	1/1/60	4
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	15,822	9.00	1/1/60	145
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	440	8.00	1/1/61	4
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	15,589	9.00	1/1/61	134
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	428	8.00	1/1/62	4
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	15,473	9.00	1/1/62	126
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	419	8.00	1/1/63	3
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	15,240	9.00	1/1/63	117
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	409	8.00	1/1/64	3
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	15,124	9.00	1/1/64	110
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	403	7.00	1/1/65	3
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	15,008	9.00	1/1/65	102
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	434	7.00	1/1/66	3
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	14,775	9.00	1/1/66	93
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	5,235	5.00	1/1/67	30
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	192,429	9.00	1/1/67	1,091
WI Public Finance Auth. Rev. (MD Proton Treatment Center) [4]	500,000	6.13	1/1/33	307,500
WI Public Finance Auth. Rev. (MN College of Osteopathic Medicine) 2, [4,5]	7,608	5.50	12/1/48	2,358
WI Public Finance Auth. Rev. (Roseman University Health Sciences)	135,000	5.00	4/1/25	134,233
WI Public Finance Auth. Rev. (Searstone CCRC Project) [4]	750,000	3.00	6/1/28	680,700

				2,997,843

Total Municipal Bonds (Cost: $193,003,847)				143,698,890

	Quantity
Investment Companies - 4.2%
BlackRock Municipal Income Fund, Inc. (MUI)	32,166			326,485
BlackRock MuniHoldings Fund, Inc. (MHD)	32,012			330,044

See accompanying notes to financial statements.

SEPTEMBER 30, 2023	31

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2023

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)
BlackRock MuniHoldings Quality Fund II, Inc. (MUE)	29,789	261,547
BlackRock MuniYield Quality Fund III, Inc. (MYI)	38,083	363,693
DWS Municipal Income Trust (KTF)	76,592	589,758
DWS Strategic Municipal Income Trust (KSM)	29,351	221,013
Invesco Advantage Municipal Income Trust II (VKI)	55,874	414,026
Invesco Municipal Opportunity Trust (VMO)	62,240	512,235
Invesco Municipal Trust (VKQ)	67,772	565,219
Invesco Pennsylvania Value Municipal Income Trust (VPV)	31,500	281,925
Invesco Quality Municipal Income Trust (IQI)	78,114	655,376
Invesco Trust for Investment Grade Municipals (VGM)	56,447	479,800
Nuveen AMT-Free Municipal Credit Income Fund (NVG)	17,623	181,693
Nuveen AMT-Free Quality Municipal Income Fund (NEA)	100,639	974,186
Nuveen Quality Municipal Income Fund (NAD)	81,295	824,331

Total Investment Companies (cost: $10,181,751)		6,981,331

Total Investments in Securities - 91.0% (cost: $203,185,598)		150,680,221

Other Assets and Liabilities, net - 9.0%		14,939,667

Net Assets - 100.0%		$165,619,888

[1]

Variable rate security. Rate disclosed is as of September 30, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

[2]	Security considered illiquid by the Investment Adviser. The total value of such securities as of September 30, 2023 was $2,654,089 and represented 1.6% of net assets.
[4]

144A Restricted Security. The total value of such securities as of September 30, 2023 was $19,610,029 and represented 11.8% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[5]

The issuer is in default of interest or principal payments, or other debt covenants. Income is not being accrued. The total value of such securities as of September 30, 2023 was $2,510,233 and represented 1.5% of net assets.

[6]	Zero coupon or convertible capital appreciation bond, for which the rate disclosed is either the effective yield on purchase date or the coupon rate to be paid upon conversion to coupon paying.
[9]

Municipal Lease Security. The total value of such securities as of September 30, 2023 was $1,136,057 and represented 0.7% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[15]	Securities with a “N/A” maturity date have passed their stated maturity date and have pending restructuring arrangements.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

Short futures contracts outstanding as of September 30, 2023 were as follows:

Type	Contracts	Expiration Date	Notional Amount ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Short Futures: [10]
U.S. Treasury Long Bond	36	December 2023	(4,096,125)	217,533
U.S. Treasury 2-Year	63	December 2023	(12,770,789)	55,023
U.S. Treasury 5-Year	116	December 2023	(12,221,688)	123,814
U.S. Treasury 10-Year	187	December 2023	(20,207,688)	392,445
				788,815

[10]	The amount of $6,000,000 in cash was segregated with the broker to cover margin requirements for derivative transactions as of September 30, 2023.

See accompanying notes to financial statements.

32	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

A summary of the levels for the Fund’s investments as of September 30, 2023 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

	Investment in Securities
	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Municipal Bonds	—	143,698,890	—	143,698,890
Investment Companies	6,981,331	—	—	6,981,331
Futures	788,815	—	—	788,815

Total:	7,770,146	143,698,890	—	151,469,036

There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to financial statements.

SEPTEMBER 30, 2023	33

Sit Minnesota Tax-Free Income Fund

OBJECTIVE & STRATEGY

The investment objective of the Sit Minnesota Tax-Free Income Fund is to provide a high level of current income exempt from federal regular income tax and Minnesota regular personal income tax as is consistent with the preservation of capital.

During normal market conditions, the Fund invests 100% of its net assets in municipal securities that generate interest income that is exempt from federal regular income tax and Minnesota regular personal income tax. The Fund anticipates that substantially all of its distributions to its shareholders will be exempt as such. For investors subject to the alternative minimum tax (“AMT”), up to 20% of the Fund’s income may be alternative minimum taxable income.

Fund Performance

The Sit Minnesota Tax-Free Income Fund provided a return of -2.64% during the 6-month period ended September 30, 2023, compared to the return of the Bloomberg 5-Year Municipal Bond Index of -2.74%. The Fund’s 30-day SEC yield was 3.57%, and its 12-month distribution rate was 3.01%.

Factors that Influenced the Fund’s Performance

The most significant performance driver during the period was a substantial increase in interest rates. Yields on U.S. Treasury bonds increased by 100 to 110 basis points, while Municipal Market Data (MMD) AAA General Obligation (GO) yields increased 100 to 130 basis points. Short and intermediate-term tax-exempt yields rose more than long-term yields. Longer duration bonds underperformed shorter duration bonds and higher-quality rated bonds generally underperformed lower-quality rated bonds. Tax-exempt mutual funds continued to experience outflows on balance, with over $10 billion in net negative flows over the last six months. Municipal issuance remains light, although it is beginning to stabilize in year-over-year terms. Minnesota issuance increased relative to the preceding six months and the prior year period. Credit spreads tightened modestly during the period.

The Fund’s significant weighting to longer duration bonds hurt performance, while modest weighting to short and intermediate duration bonds helped. Moreover, the Fund’s use of U.S. Treasury Bond futures to hedge duration significantly benefited performance during the period. In terms of credit quality, the Fund’s holdings in investment grade bonds underperformed during the period. Conversely, the Fund’s below investment grade and non-rated bonds generally outperformed. Most of the larger industry groups of the Fund underperformed during the period, most notably single family mortgage revenue and general obligation bonds. The only large industry concentration to outperform during the period was multi-family mortgage revenue. The Fund’s small weightings in escrowed to maturity/pre-refunded bonds, transportation revenue bonds, sales tax revenue bonds, and other revenue bonds also contributed favorably to performance.

Outlook and Positioning

Municipal credit conditions generally remain strong, and interest rates rather than credit ratings continue to drive volatility. There has been a meaningful deceleration in inflation this year, although we acknowledge that inflation remains well above the U.S. Federal Reserve’s long-run target of two percent. We believe that most municipal credits should be relatively resilient whether the Fed can achieve a soft landing or their hiking cycle produces a mild recession. However, we are watching credits and industries for negative trends, particularly from cost increases such as labor, insurance, and interest rates, but also signs of declining revenues. Tax revenues in Minnesota remain solid, placing the state in a favorable budget position. However, the significant increase in long-term spending during the state’s latest budget cycle may negatively impact future years.

HYPOTHETICAL GROWTH OF $10,000

The chart above illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter) as compared to the performance of the Bloomberg 5-Year Municipal Bond Index. Past performance does not guarantee future results. Returns include the reinvestment of distributions. The chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[1]

The Bloomberg 5-Year Municipal Bond Index is the 5 year (4-6) component of the Bloomberg Municipal Bond Index, an unmanaged, rules-based, market-value-weighted index for the long-term tax-exempt bond market. The index includes bonds with a minimum credit rating of BBB. The returns include the reinvestment of income and do not include any transaction costs, management fees or other costs. It is not possible to invest directly in an index. This is the Fund’s primary index.

Our investment philosophy emphasizes income as the primary return driver over the long run. As such, we believe that the Fund maintains a significant yield advantage over the benchmark. The Fund’s longer than benchmark duration, position in non-rated issues, emphasis on revenue bonds, and focus on bond structures with attractive prepayment characteristics all contribute to its yield advantage. We continue to hedge the Fund’s duration with U.S. Treasury Futures but monitor market factors to determine whether adjustments to the composition or magnitude of the hedge are warranted. The Fund remains diversified on an issuer basis to manage credit risk. Although market returns have been lackluster this year, we believe that higher market interest rates and the Fund’s yield advantage over the benchmark have positioned it to achieve attractive risk-adjusted returns.

Paul J. Jungquist, CFA	Todd S. Emerson, CFA
Senior Portfolio Manager	Kevin P. O’Brien, CFA
Portfolio Managers

34	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

COMPARATIVE RATES OF RETURNS

as of September 30, 2023

	Sit Minnesota Tax-Free Income Fund	Bloomberg 5-Year Muni Bond Index[1]	Lipper MN Muni. Bond Fund Index[2]
Six Month	-2.64%	-2.74%	n/a
One Year	3.33	2.16	1.45%
Five Year	0.25	1.03	0.19
Ten Year	2.14	1.44	1.80
Since Inception (12/1/93)	3.88	3.62	3.62

Performance figures are historical and do not guarantee future results. Investment returns and principal value will vary, and you may have a gain or loss when you sell shares. Current performance may be lower or higher than the performance data quoted. Contact the Fund for performance data current to the most recent month-end. Returns include changes in share price as well as reinvestment of all dividends and capital gains. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Management fees and administrative expenses are included in the Fund’s performance. Returns for periods greater than one year are compounded average annual rates of return.

[1]

The Bloomberg 5-Year Municipal Bond Index is the 5 year (4-6) component of the Bloomberg Municipal Bond Index, unmanaged rules-based, market-value-weighted index for the long-term tax-exempt bond market. The index includes bonds with a minimum credit rating of BBB. The returns include the reinvestment of income and do not include any transaction costs, management fees or other costs. It is not possible to invest directly in an index.

[2]	The Lipper returns are obtained from Lipper Analytical Services, Inc., a large independent evaluator of mutual funds.

FUND DIVERSIFICATION

Single Family Mortgage	24.4%
Multifamily Mortgage	19.5
Education/Student Loan	15.4
Hospital/Health Care	13.1
General Obligation	10.2
Sectors less than 5%	12.0
Cash & Other Net Assets	5.4

Based on net assets as of September 30, 2023.

PORTFOLIO SUMMARY

Net Asset Value 9/30/23:	$9.04	Per Share
Net Asset Value 3/31/23:	$9.43	Per Share
Net Assets:	$431.1	Million
Average Maturity	16.0	Years
Effective Duration:[3]	5.8	Years

[3]	Duration is a measure of estimated price sensitivity relative to changes in interest rates.

Portfolios with longer durations are typically more sensitive to changes in interest rates. For example, if interest rates rise by 1%, the fair value of a security with an effective duration of 5 years would decrease by 5%, with all other factors being constant. The correlation between duration and price sensitivity is greater for securities rated investment-grade than it is for securities rated below investment-grade. Duration estimates are based on assumptions by Sit Investment Associates, Inc. (the “Adviser”) and are subject to a number of limitations. Effective duration is calculated based on historical price changes of securities held by the Fund, and therefore is a more accurate estimate of price sensitivity provided interest rates remain within their historical range.

QUALITY RATINGS (% of Net Assets)

Lower of Moody’s, S&P, Fitch or Duff & Phelps ratings used.

Adviser’s Assessment of Non-Rated Securities
A	0.8%
BBB	6.6
BB	13.9
<BB	1.4

Total	22.7%

SEPTEMBER 30, 2023	35

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2023

Sit Minnesota Tax-Free Income Fund

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
Municipal Bonds - 94.3%
Education/Student Loan - 15.4%
Baytown Township Rev. (St. Croix Prep)	1,000,000	4.00	8/1/36	831,440
Bethel Charter School Lease Rev. (Spectrum High School Proj.)	1,100,000	4.00	7/1/37	905,883
Bethel Charter School Lease Rev. (Spectrum High School Proj.)	1,750,000	4.25	7/1/47	1,302,280
Brooklyn Park Charter School Lease Rev. (Athlos Leadership Academy Proj.)	605,000	5.25	7/1/30	562,602
Cologne Charter School Lease Rev. (Cologne Academy Proj.)	320,000	4.00	7/1/24	317,440
Cologne Charter School Lease Rev. (Cologne Academy Proj.)	575,000	5.00	7/1/29	560,401
Deephaven Charter School Lease Rev. (Eagle Ridge Academy Proj.)	855,000	5.25	7/1/37	828,880
Deephaven Charter School Lease Rev. (Eagle Ridge Academy Proj.)	600,000	5.25	7/1/40	568,578
Deephaven Charter School Lease Rev. (Eagle Ridge Academy Proj.)	1,000,000	5.50	7/1/50	933,710
Duluth Hsg. & Redevelopment Auth. Rev. (Public School Academy Proj.)	1,100,000	5.00	11/1/38	997,887
Duluth Hsg. & Redevelopment Auth. Rev. (Public School Academy Proj.)	350,000	5.00	11/1/48	292,999
Forest Lake Charter School Lease Rev. (Lake International Language Academy)	310,000	4.50	8/1/26	305,939
Forest Lake Charter School Lease Rev. (Lake International Language Academy)	1,000,000	5.00	8/1/36	960,560
Forest Lake Charter School Lease Rev. (Lake International Language Academy)	850,000	5.50	8/1/36	851,760
Ham Lake Charter School Lease Rev. (Davinci Academy Proj.)	875,000	5.00	7/1/31	855,715
Ham Lake Charter School Lease Rev. (Davinci Academy Proj.)	1,000,000	5.00	7/1/36	936,240
Ham Lake Charter School Lease Rev. (Parnassus Prep. Sch. Proj.)	815,000	4.00	11/1/26	777,901
Ham Lake Charter School Lease Rev. (Parnassus Prep. Sch. Proj.)	2,720,000	5.00	11/1/36	2,538,848
Hugo Charter School Lease Rev. (Noble Academy Proj.)	750,000	5.00	7/1/29	733,117
Hugo Charter School Lease Rev. (Noble Academy Proj.)	1,000,000	5.00	7/1/34	940,410
Independence Charter School Lease Rev. (Beacon Academy Proj.)	235,000	4.25	7/1/26	225,861
Independence Charter School Lease Rev. (Beacon Academy Proj.)	750,000	4.75	7/1/31	693,413
Independence Charter School Lease Rev. (Beacon Academy Proj.)	1,200,000	5.00	7/1/36	1,082,136
Independence Charter School Lease Rev. (Paladin High School Proj.)	225,000	3.25	6/1/31	185,596
Independence Charter School Lease Rev. (Paladin High School Proj.)	1,410,000	4.00	6/1/51	914,286
Minneapolis School Lease Rev. (Friendship Academy of the Arts) [4]	585,000	4.00	12/1/31	507,236
Minneapolis School Lease Rev. (Friendship Academy of the Arts) [4]	1,385,000	5.25	12/1/43	1,176,710
Minneapolis School Lease Rev. (Twin Cities International School) [4]	1,000,000	4.25	12/1/27	961,900
Minneapolis School Lease Rev. (Twin Cities International School) [4]	1,000,000	5.00	12/1/37	936,210
MN Higher Education Fac. Auth. Rev. (Augsburg College)	3,075,000	4.25	5/1/40	2,410,677
MN Higher Education Fac. Auth. Rev. (Bethel Univ.)	1,500,000	5.00	5/1/47	1,270,215
MN Higher Education Fac. Auth. Rev. (College of St. Benedict)	1,900,000	5.00	3/1/37	1,887,650
MN Higher Education Fac. Auth. Rev. (College of St. Olaf)	2,530,000	3.00	10/1/41	1,855,628
MN Higher Education Fac. Auth. Rev. (Macalester College)	300,000	3.00	3/1/43	217,431
MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	2,000,000	5.00	10/1/47	1,982,940
MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	4,000,000	5.00	10/1/47	3,965,880
MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	750,000	5.00	4/1/35	768,660
MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	3,150,000	4.00	4/1/39	2,791,845
MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	850,000	5.00	10/1/40	857,318
MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	4,000,000	4.00	10/1/44	3,388,320
MN Office of Higher Education Rev. [8]	2,000,000	4.00	11/1/42	1,735,020
MN Office of Higher Education Rev. [8]	2,260,000	2.65	11/1/38	1,969,206
MN Office of Higher Education Rev. [8]	990,000	4.00	11/1/37	960,736
Moorhead Educational Fac. Rev. (Concordia College Corp. Proj.)	1,250,000	5.00	12/1/40	1,233,987

See accompanying notes to financial statements.

36	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
Savage Charter School Lease Rev. (Aspen Academy)	395,000	4.00	10/1/26	377,272
St. Cloud Charter School Lease Rev. (Stride Academy Proj.)	1,850,000	5.00	4/1/36	1,477,799
St. Paul Hsg. & Redev. Auth.	700,000	5.00	12/1/30	688,086
St. Paul Hsg. & Redev. Auth.	1,150,000	5.00	12/1/37	1,075,652
St. Paul Hsg. & Redev. Auth.	705,000	5.00	12/1/46	609,522
St. Paul Hsg. & Redev. Auth. (German Immersion School)	855,000	5.00	7/1/33	826,135
St. Paul Hsg. & Redev. Auth. (Hope Community Academy Proj.)	720,000	4.50	12/1/29	667,447
St. Paul Hsg. & Redev. Auth. (Math & Science Academy) [4]	900,000	3.00	6/1/31	739,467
St. Paul Hsg. & Redev. Auth. (Math & Science Academy) [4]	1,225,000	4.00	6/1/51	802,498
St. Paul Hsg. & Redev. Auth. (Nova Classical Academy Proj.)	250,000	2.00	9/1/26	227,627
St. Paul Hsg. & Redev. Auth. (Nova Classical Academy Proj.)	350,000	4.00	9/1/31	321,104
St. Paul Hsg. & Redev. Auth. (St. Paul Conservatory for Performing Artists)	1,135,000	4.63	3/1/43	924,787
St. Paul Hsg. & Redev. Auth. (Twin Cities Academy Proj.)	500,000	4.00	7/1/25	487,165
St. Paul Hsg. & Redev. Auth. (Twin Cities Academy Proj.)	955,000	5.00	7/1/35	879,775
St. Paul Hsg. & Redev. Auth. (Twin Cities German Immersion School)	555,000	5.00	7/1/49	462,998
St. Paul Hsg. & Redev. Auth. Rev. (Community of Peace Academy Proj.)	950,000	3.00	12/1/29	814,036
St. Paul Hsg. & Redev. Auth. Rev. (Community of Peace Academy Proj.)	600,000	4.00	12/1/39	479,598
St. Paul Hsg. & Redev. Auth. Rev. (Community of Peace Academy Proj.)	1,000,000	4.00	12/1/49	713,060
St. Paul Hsg. & Redev. Auth. Rev. (Metro Deaf School Proj.) [4]	700,000	5.00	6/15/38	641,158
St. Paul Hsg. & Redev. Auth. Rev. (Nova Classical Academy Proj.)	600,000	4.00	9/1/36	500,352
St. Paul Hsg. & Redev. Auth. Rev. (Nova Classical Academy Proj.)	1,000,000	4.13	9/1/47	752,110
Woodbury Charter School Lease Rev.	450,000	3.00	12/1/30	386,356
Woodbury Charter School Lease Rev.	400,000	4.00	12/1/40	318,560
Woodbury Charter School Lease Rev.	555,000	4.00	12/1/50	400,571

				66,554,586

Escrowed To Maturity/Prerefunded - 1.4%
Lakeville Hsg. & Redev. Auth. Parking Rev. (Ice Arena. Proj.)	1,250,000	4.00	2/1/32	1,256,388
Western MN Municipal Power Agy. Rev.	4,725,000	5.00	1/1/46	4,735,820

				5,992,208

General Obligation - 10.2%
Apple Valley G.O.	365,000	2.00	12/15/41	225,603
Blooming Prairie Independent School District No. 756	1,300,000	2.25	2/1/45	800,449
Duluth Independent School District No. 709 [6]	1,325,000	1.90	2/1/31	947,587
Duluth Independent School District No. 709 [6]	1,080,000	2.03	2/1/32	734,713
Duluth Independent School District No. 709 [6]	1,075,000	2.15	2/1/33	694,955
Itasca County Independent School District No. 318	4,050,000	2.00	2/1/39	2,685,393
Itasca County Independent School District No. 318	4,250,000	2.00	2/1/40	2,758,548
Itasca G.O.	2,500,000	2.38	2/1/45	1,582,100
Itasca G.O.	4,000,000	2.50	2/1/50	2,434,640
Madison Lake G.O.	590,000	2.13	2/1/42	357,918
Minnetonka Independent School District No. 276	1,900,000	5.00	2/1/41	1,907,372
Moorhead G.O.	605,000	2.00	2/1/38	403,795
Moorhead G.O.	365,000	2.13	2/1/40	236,016
Moorhead G.O.	370,000	2.13	2/1/41	233,677
Moorhead G.O.	510,000	2.13	2/1/42	315,012

See accompanying notes to financial statements.

SEPTEMBER 30, 2023	37

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2023

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
Morrison Co. Education District No. 6979	1,000,000	4.50	2/1/34	979,710
Norwood Young America Independent School District No. 108	2,000,000	2.13	2/1/41	1,293,700
Norwood Young America Independent School District No. 108	1,400,000	2.13	2/1/42	884,576
Norwood Young America Independent School District No. 108	1,500,000	2.25	2/1/45	920,400
Owatonna Independent School District No. 761	750,000	2.13	2/1/40	497,708
Richfield Independent School District No. 280	4,000,000	4.00	2/1/37	3,996,200
Robbinsdale Independent School District No. 281	1,000,000	2.25	2/1/41	663,950
Roseau Independent School District No. 682	400,000	2.25	2/1/46	241,000
Sauk Centre Independent School District No. 743	870,000	2.00	2/1/39	576,749
Sauk Centre Independent School District No. 743	1,000,000	2.00	2/1/40	646,240
Springfield Independent School District No. 85	750,000	2.00	2/1/39	494,662
Springfield Independent School District No. 85	500,000	2.00	2/1/40	322,230
St. Cloud G.O.	1,090,000	2.00	2/1/41	715,596
St. Cloud G.O.	560,000	2.00	2/1/42	357,683
St. Paul Independent School District No. 625	2,475,000	2.00	2/1/40	1,597,489
State of Minnesota G.O.	5,550,000	2.00	9/1/41	3,458,316
United Hospital District Health Care Facs. G.O (Lake Wood Health System)	1,005,000	5.00	12/1/30	1,022,527
White Bear Lake Independent School District No. 624	10,850,000	3.00	2/1/43	8,071,749
Zumbrota-Mazeppa Independent School District No. 2805	1,500,000	2.50	2/1/44	954,465

				44,012,728

Hospital/Health Care - 13.1%
Anoka Health Care and Hsg. Facs. Rev.	1,135,000	5.38	11/1/34	1,041,930
Center City Heath Care Facs. Rev. (Hazelden Betty Ford Foundation Proj.)	250,000	5.00	11/1/29	250,743
Center City Heath Care Facs. Rev. (Hazelden Betty Ford Foundation Proj.)	500,000	5.00	11/1/44	483,535
Chatfield Health Care and Hsg. Facs. Rev. (Chosen Valley Care Center)	1,225,000	5.00	9/1/52	907,247
Chippewa Co. Rev. (Monte Video Hospital Proj.)	2,000,000	4.00	3/1/32	1,874,440
Crookston Health Care Facs. Rev. (Riverview Health Care Proj.)	1,000,000	4.00	5/1/32	793,380
Cuyuna Range Hospital District Health Care Facs. Rev.	1,000,000	5.50	5/1/48	950,870
Dakota Co. Community Dev. Agy. (Sanctuary at W. St. Paul Proj.)	1,300,000	5.75	8/1/30	956,865
Dakota Co. Community Dev. Agy. (Sanctuary at W. St. Paul Proj.)	1,050,000	6.00	8/1/35	710,052
Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	400,000	4.00	6/15/35	358,880
Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	170,000	4.00	6/15/35	152,524
Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	170,000	4.00	6/15/36	149,335
Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	350,000	4.00	6/15/37	299,401
Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	170,000	4.00	6/15/37	145,423
Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	150,000	4.00	6/15/38	125,065
Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	375,000	4.00	6/15/38	312,664
Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	225,000	4.00	6/15/39	184,846
Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	150,000	4.00	6/15/39	123,231
Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	850,000	3.00	6/15/44	528,479
Hayward Hsg. & Health Care Fac. Rev. (St. Johns Lutheran Home of Albert Lea Proj.)	1,900,000	5.00	10/1/34	1,159,000
Maple Grove Health Care System Rev. (Maple Grove Hospital Corp.)	825,000	5.00	5/1/32	831,674
Maple Grove Health Care System Rev. (Maple Grove Hospital Corp.)	4,175,000	4.00	5/1/37	3,621,228
Minneapolis Health Care System Rev. (Fairview Health Services)	2,590,000	5.00	11/15/34	2,606,006
Minneapolis Health Care System Rev. (Fairview Health Services)	2,500,000	5.00	11/15/49	2,419,050
Moorhead Economic Dev. Auth. Rev.	550,000	4.60	9/1/25	530,706

See accompanying notes to financial statements.

38	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
Oak Park Heights Nursing Home Rev. (Boutwells Landing Care Center)	1,500,000	5.50	8/1/28	1,446,930
Oak Park Heights Nursing Home Rev. (Boutwells Landing Care Center)	1,000,000	6.00	8/1/36	931,320
Puerto Rico Industrial Tourist Educational Medical & Environmental Ctl. Facs. Fin. Auth. Rev. [11]	175,000	4.00	7/1/37	151,237
Puerto Rico Industrial Tourist Educational Medical & Environmental Ctl. Facs. Fin. Auth. Rev. [11]	200,000	4.00	7/1/39	169,234
Puerto Rico Industrial Tourist Educational Medical & Environmental Ctl. Facs. Fin. Auth. Rev. [11]	220,000	4.00	7/1/41	182,840
Rochester Health Care Facs. Rev. (Mayo Clinic)	5,000,000	5.00	11/15/33	5,518,500
Rochester Health Care Facs. Rev. (Mayo Clinic)	7,500,000	4.00	11/15/48	6,499,950
Shakopee Health Care Facs. Rev. (St. Francis Regional Medical Center Proj.)	745,000	5.00	9/1/28	748,330
St. Cloud Health Care Rev. (CentraCare Health System Proj.)	3,750,000	5.00	5/1/46	3,626,025
St. Cloud Health Care Rev. (CentraCare Health System Proj.)	500,000	5.00	5/1/48	487,265
St. Cloud Health Care Rev. (CentraCare Health System Proj.)	500,000	4.00	5/1/49	419,875
St. Louis Park Health Care Facs. Rev. (Mount Olivet Careview Home Health Proj.) [1]	2,250,000	4.60	6/1/41	1,770,705
St. Paul Hsg. & Redev. Auth. Health Care Rev. (Fairview Health Services Proj.)	4,000,000	4.00	11/15/43	3,253,960
St. Paul Hsg. & Redev. Auth. Health Care Rev. (Fairview Health Services Proj.)	1,000,000	5.00	11/15/47	968,410
St. Paul Hsg. & Redev. Auth. Health Care Rev. (HealthPartners Oblig. Group Proj.)	4,800,000	5.00	7/1/32	4,834,416
St. Paul Hsg. & Redev. Auth. Health Care Rev. (HealthPartners Oblig. Group Proj.)	2,000,000	5.00	7/1/33	2,014,520
St. Paul Hsg. & Redev. Auth. Health Care Rev. (Senior Episcopal Homes Proj.)	2,150,000	5.00	5/1/38	1,816,621
Victoria Health Care Facs. Rev. (Augustana Emerald Care LLC)	220,000	4.25	8/1/24	215,710

				56,572,422

Industrial/Pollution Control - 0.6%
St. Paul Port Auth. Rev. [8]	1,000,000	4.00	10/1/40	802,560
St. Paul Port Auth. Rev.	1,000,000	4.00	10/1/42	831,710
St. Paul Port Auth. Solid Waste Disposal Rev. (Gerdau St. Paul Steel Mill Proj.) 4, [8]	1,000,000	4.50	10/1/37	925,370

				2,559,640

Insured - 0.1%
Luverne Electric Rev.	500,000	3.00	12/1/47	338,635

Multifamily Mortgage - 19.5%
Anoka Hsg. Rev. (Homestead at Anoka, Inc. Proj.)	1,000,000	5.50	11/1/46	856,840
Apple Valley Economic Dev. Auth. Rev. (Augustana Healthcare Center)	500,000	3.90	2/1/31	412,275
Apple Valley Economic Dev. Auth. Rev. (Augustana Healthcare Center)	500,000	4.15	2/1/36	374,015
Apple Valley Rev. (Orchard Path Phase II Proj.)	260,000	4.00	9/1/30	244,228
Apple Valley Rev. (Orchard Path Phase II Proj.)	300,000	4.00	9/1/36	263,085
Apple Valley Rev. (Orchard Path Phase II Proj.)	440,000	4.00	9/1/41	358,424
Apple Valley Rev. (Orchard Path Phase II Proj.)	830,000	4.00	9/1/51	611,793
Apple Valley Rev. (Orchard Path Phase II Proj.)	750,000	4.00	9/1/61	510,922
Apple Valley Senior Hsg. Rev. (Orchard Path Proj.)	2,000,000	5.00	9/1/58	1,706,300
Apple Valley Senior Hsg. Rev. (Presbyterian Homes)	1,500,000	5.00	9/1/43	1,367,550
Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	475,000	4.00	1/1/25	450,096
Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	1,045,000	4.00	1/1/25	1,010,066
Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	1,175,000	4.00	1/1/26	1,106,545
Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	900,000	6.75	1/1/27	793,953
Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	950,000	4.00	1/1/30	812,469
Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	1,430,000	4.25	1/1/37	1,074,559
Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	950,000	7.00	1/1/37	654,237
Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	1,640,000	4.38	1/1/47	1,056,488

See accompanying notes to financial statements.

SEPTEMBER 30, 2023	39

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2023

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	2,850,000	5.00	1/1/47	1,638,380
Bethel Rev. (Grandview Christian Home Proj.)	3,000,000	5.00	10/1/41	2,521,050
Blaine Senior Hsg. & Health Care Fac. Rev. (Crest View Senior Community Proj.) [2]	1,250,000	5.13	7/1/25	812,500
Blaine Senior Hsg. & Health Care Fac. Rev. (Crest View Senior Community Proj.) [2]	1,645,000	5.75	7/1/35	1,069,250
Blaine Senior Hsg. & Health Care Fac. Rev. (Crest View Senior Community Proj.) [2]	2,000,000	6.13	7/1/45	1,300,000
Champlin Multifamily Hsg. Rev. (Champlin Drive Apts.)	350,000	6.00	1/1/27	348,621
Chisago Hsg. and Health Care Rev. (CDL Homes LLC)	750,000	6.00	8/1/33	742,800
Cloquet Rev. (HADC Cloquet, LLC Proj.)	180,000	2.20	8/1/28	152,977
Cloquet Rev. (HADC Cloquet, LLC Proj.)	250,000	2.60	8/1/30	204,045
Cloquet Rev. (HADC Cloquet, LLC Proj.)	200,000	2.80	8/1/31	160,910
Cloquet Rev. (HADC Cloquet, LLC Proj.)	200,000	3.20	8/1/34	154,378
Cloquet Rev. (HADC Cloquet, LLC Proj.)	500,000	4.00	8/1/41	358,220
Cloquet Rev. (HADC Cloquet, LLC Proj.)	500,000	4.00	8/1/48	325,355
Dakota Co. Community Dev. Agy. Multifamily Hsg. Rev.	3,500,000	4.00	1/1/42	3,223,570
Dakota Co. Community Dev. Agy. Multifamily Hsg. Rev. (The Quill Proj.) [4]	2,500,000	3.55	4/1/39	1,798,250
Fridley Multifamily Hsg. Rev. (Village Green Apartments Proj.)	3,299,966	3.75	11/1/34	3,072,665
Hayward Health Care Fac. Rev. (American Baptist Homes Midwest Proj.)	1,350,000	5.38	8/1/34	1,160,365
Hayward Health Care Fac. Rev. (American Baptist Homes Midwest Proj.)	500,000	5.75	2/1/44	396,265
Independence Health Care Facs. Rev. (Augustana Chapel View Home)	250,000	4.00	12/1/32	208,105
Lauderdale Multifamily Hsg. Rev. (The Fern Senior Affordable Housing Proj.)	2,000,000	5.13	1/1/40	1,794,860
Maple Plain Senior Hsg. Health Care Rev. (Haven Home Inc Proj.)	500,000	5.00	7/1/39	425,830
Minneapolis & St. Paul Hsg. & Redev. Auth. Multifamily Hsg. Rev. (GNMA Collateralized) [8]	2,765,000	4.75	1/20/42	2,668,557
Minneapolis Multifamily Hsg. Rev. (14th & Central LLLP Proj.) (FNMA Collateralized)	4,673,110	2.35	2/1/38	3,318,656
Minneapolis Multifamily Hsg. Rev. (Greenway Heights Family Housing)	1,015,000	5.75	7/15/31	975,527
Minneapolis Senior Hsg. & Health Care Rev. (Ecumen Mill City Quarter)	375,000	4.75	11/1/28	350,981
Minneapolis Senior Hsg. & Health Care Rev. (Ecumen Mill City Quarter)	1,500,000	5.00	11/1/35	1,318,200
Minneapolis Senior Hsg. & Health Care Rev. (Ecumen Mill City Quarter)	925,000	4.00	11/1/25	887,759
Minnetonka MF Hsg. Rev. (Elmbrooke & Golden Valley Townhome Proj.) (FNMA Collateralized)	1,844,014	3.00	11/1/34	1,611,410
MN Hsg. Fin. Agy. Rental Hsg. Rev.	1,000,000	5.20	8/1/43	1,000,290
Moorhead Economic Dev. Auth. Rev. Ref. (EverCare Sr. Living LLC)	280,000	4.65	9/1/26	265,521
Moorhead Health Care Rev. Ref. (EverCare Sr. Living LLC)	1,000,000	5.00	9/1/32	867,180
Moorhead Health Care Rev. Ref. (EverCare Sr. Living LLC)	250,000	5.13	9/1/37	204,105
New Ulm Economic Dev. Auth. Rev. (HADC Ridgeway Proj.)	1,500,000	5.00	8/1/39	1,132,935
North Oaks Rev. (Waverly Gardens Proj.)	150,000	4.25	10/1/41	126,921
North Oaks Senior Hsg. Rev. (Waverly Gardens Proj.)	2,000,000	4.00	10/1/33	1,795,920
North Oaks Senior Hsg. Rev. (Waverly Gardens Proj.)	1,500,000	5.00	10/1/35	1,482,675
North Oaks Senior Hsg. Rev. (Waverly Gardens Proj.)	1,000,000	5.00	10/1/47	906,640
Rochester Health Care & Hsg. Rev. (Homestead Rochester, Inc.)	1,950,000	5.00	12/1/30	1,763,677
Rochester Health Care & Hsg. Rev. (The Homestead at Rochester)	720,000	6.38	12/1/33	719,654
Rochester Health Care & Hsg. Rev. (The Homestead at Rochester)	2,500,000	6.50	12/1/35	2,489,325
Rochester Health Care & Hsg. Rev. (The Homestead at Rochester)	250,000	6.88	12/1/48	235,620
Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	2,150,000	5.30	9/1/37	1,973,119
Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	500,000	5.00	9/1/35	457,050
Sauk Rapids Health Care & Hsg. Facs. Rev. (Good Shepherd Lutheran Home Proj.)	1,715,000	5.13	1/1/39	1,387,315
St. Anthony Multifamily Hsg. Rev. (Silver Lake Village Hsg.)	250,000	5.75	12/1/28	246,828
St. Anthony Multifamily Hsg. Rev. (Silver Lake Village Hsg.)	2,000,000	6.00	12/1/30	1,967,680

See accompanying notes to financial statements.

40	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
St. Joseph Senior Hsg. & Health Care Rev. (Woodcrest of Country Manor Proj.)	750,000	4.25	7/1/39	570,427
St. Joseph Senior Hsg. & Health Care Rev. (Woodcrest of Country Manor Proj.)	1,500,000	5.00	7/1/55	1,116,495
St. Paul Hsg. & Redev. Auth. (Higher Ground Academy Proj)	1,000,000	5.50	12/1/38	991,800
St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	2,950,000	4.25	12/1/27	2,799,579
St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	2,400,000	5.00	12/1/47	2,140,512
St. Paul Hsg. & Redev. Auth. Multifamily Housing Rev. (Marian Center Proj.)	945,000	5.30	11/1/30	890,105
St. Paul Hsg. & Redev. Auth. Multifamily Housing Rev. (Marian Center Proj.)	2,590,000	5.38	5/1/43	2,132,969
St. Paul Park Senior Hsg. Rev. (Presbyterian Homes Bloomin Proj.)	1,500,000	5.00	9/1/42	1,385,880
St. Peter Hsg. & Health Care Fac. Rev. (Ecumen Second Century & Owatonna Senior Living Proj.)	875,000	5.00	3/1/40	757,216
Vergas Hsg. & Healthcare Facs. Rev. (CDL Homes Proj.)	1,000,000	4.25	8/1/43	717,620
Vergas Rev. (CDL Homes Proj.)	160,000	4.00	8/1/25	154,419
Wayzata Senior Hsg. Rev. (Folkestone Senior Living Community)	1,500,000	4.00	8/1/44	1,183,560
Wayzata Senior Hsg. Rev. (Folkestone Senior Living Community)	1,000,000	5.00	8/1/49	895,940
Wayzata Senior Hsg. Rev. (Folkestone Senior Living Community)	2,750,000	5.00	8/1/54	2,414,198
West St. Paul Hsg. & Health Care Rev. (Walker Westwood Ridge Camp)	250,000	5.00	11/1/49	214,022

				84,050,528

Municipal Lease - 3.0% [9]
Duluth Independent School District No. 709	1,875,000	2.60	3/1/28	1,713,413
Duluth Independent School District No. 709	920,000	3.00	3/1/32	803,556
Lake Agassiz Education Cooperative No. 0397-52	645,000	2.50	2/1/32	509,518
Lake Agassiz Education Cooperative No. 0397-52	365,000	2.75	2/1/36	274,995
Minnetonka Independent School District No. 276	500,000	3.00	7/1/50	347,515
Minnetonka Independent School District No. 276	1,410,000	2.25	2/1/44	884,253
Minnetonka Independent School District No. 276	1,000,000	2.13	2/1/41	650,240
Minnetonka Independent School District No. 276	750,000	2.38	7/1/51	417,352
MN Hsg. Fin. Agy. Rev.	2,065,000	3.00	8/1/43	1,507,801
MN Hsg. Fin. Agy. Rev. (State Appropriation)	2,000,000	5.00	8/1/34	2,007,740
Northeastern Metropolitan Intermediate School District No. 916	1,000,000	5.00	2/1/34	1,011,030
Pine Island Independent School District No. 255	525,000	2.00	2/1/40	336,346
Pine Island Independent School District No. 255	1,110,000	2.20	2/1/44	660,616
Pine Island Independent School District No. 255	895,000	2.25	2/1/47	510,231
Rochester Economic Dev. Auth. Rev.	485,000	2.13	2/1/38	356,989
Shakopee Independent School Dist. No. 720	500,000	2.00	2/1/31	400,765
Waconia Independent School District No. 110	500,000	5.00	2/1/37	501,600
Winona School District No. 861 Lease Purchase	50,245	6.04	8/1/24	50,283

				12,944,243

Other Revenue Bonds - 2.8%
Crystal Governmental Fac. Rev.	204,544	5.10	12/15/26	189,493
Minneapolis Tax Increment Rev.	170,000	3.80	3/1/25	166,699
Minneapolis Tax Increment Rev.	200,000	4.00	3/1/27	195,114
Minneapolis Tax Increment Rev.	260,000	4.00	3/1/30	245,391
Mound Hsg. & Redev. Auth. Tax Increment Rev. Ref. (Metroplain Proj.)	318,000	5.00	2/15/27	304,771
Northeastern Metropolitan Intermediate School District No. 916	2,500,000	4.00	2/1/38	2,284,425
St. Paul Hsg. & Redev. Auth. Rev. (Amherst H Wilder Foundation Proj.)	1,750,000	5.00	12/1/36	1,662,377
St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (9th St. Lofts Proj.)	369,000	6.38	2/15/28	361,897

See accompanying notes to financial statements.

SEPTEMBER 30, 2023	41

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2023

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Emerald Gardens Proj.)	515,000	6.50	3/1/29	514,938
St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (North Quadrant Owner Occupied Proj.)	666,000	7.00	2/15/28	666,087
St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (North Quadrant Owner Occupied Proj.)	389,000	7.50	2/15/28	388,059
St. Paul Port Auth. Lease Rev. (Regions Hospital Parking Ramp Proj.)	3,510,000	5.00	8/1/36	3,432,955
Virgin Islands Public Fin. Auth. (Gross Receipts Taxes Loan Note) [11]	2,000,000	5.00	10/1/42	1,537,600

				11,949,806

Sales Tax Revenue - 1.1% [11]
American Samoa Economic Development Authority Rev.	2,000,000	6.25	9/1/29	2,044,600
Guam Govt. Business Privilege Tax Rev.	2,750,000	5.00	11/15/35	2,655,977

				4,700,577

Single Family Mortgage - 24.4%
Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA)	495,000	4.45	12/1/32	495,020
Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA)	35,000	4.63	12/1/30	35,011
Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC)	270,000	4.88	12/1/33	270,105
Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA)	85,000	4.45	12/1/27	84,711
MN Hsg. Fin. Agy. Homeownership Fin.	7,295,000	2.25	7/1/41	5,364,670
MN Hsg. Fin. Agy. Homeownership Fin.	8,270,000	2.40	7/1/46	5,912,388
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	3,130,000	2.45	7/1/45	2,434,044
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	4,985,000	2.45	7/1/46	3,244,388
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	1,607,585	3.30	3/1/48	1,483,576
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	1,707,030	3.30	5/1/48	1,558,399
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	539,191	3.75	11/1/48	495,441
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	557,977	3.60	1/1/49	533,314
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	566,992	3.45	3/1/49	540,531
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	949,905	3.15	6/1/49	833,324
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	1,009,956	2.47	1/1/50	829,800
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	8,585,000	2.55	1/1/51	6,496,785
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	4,290,000	2.50	7/1/51	2,968,766
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	1,120,000	1.65	7/1/30	919,520
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	475,000	2.38	7/1/46	298,670
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	9,340,000	2.45	1/1/52	6,640,273
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	3,440,000	2.40	1/1/35	2,707,590
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	3,410,000	2.75	7/1/42	2,415,849
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	1,270,000	2.90	1/1/45	911,822
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	570,000	2.70	7/1/33	485,976
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	2,300,000	3.00	7/1/43	1,669,915
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	1,340,000	2.45	7/1/34	1,103,142
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	3,437,000	3.80	7/1/38	3,272,780
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	4,290,000	2.55	7/1/39	3,346,758
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	3,115,000	3.90	7/1/43	2,906,980
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	2,885,000	2.80	1/1/44	2,349,890
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	2,775,000	2.70	7/1/44	2,172,742
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	3,130,000	2.75	7/1/44	2,673,396
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	20,000	3.75	1/1/50	19,422
MN Hsg. Fin. Agy. Rev. [8]	1,000,000	5.35	7/1/36	994,010

See accompanying notes to financial statements.

42	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
MN Hsg. Fin. Agy. Rev. [8]	500,000	2.30	7/1/32	415,055
MN Hsg. Fin. Agy. Rev. [8]	1,585,000	2.35	1/1/33	1,309,147
MN Hsg. Fin. Agy. Rev. [8]	1,030,000	2.40	7/1/33	846,948
MN Hsg. Fin. Agy. Rev.	3,707,457	2.05	12/1/51	3,108,814
MN Hsg. Fin. Agy. Rev.	3,165,000	2.00	7/1/40	2,268,134
MN Hsg. Fin. Agy. Rev.	3,850,000	2.15	7/1/45	2,491,335
MN Hsg. Fin. Agy. Rev.	6,205,000	2.20	1/1/51	3,942,409
MN Hsg. Fin. Agy. Rev.	9,360,000	2.35	7/1/41	6,821,849
MN Hsg. Fin. Agy. Rev.	5,580,000	2.55	1/1/46	3,833,795
MN Hsg. Fin. Agy. Rev.	2,425,000	5.00	7/1/53	2,435,282
MN Hsg. Fin. Agy. Rev.	1,000,000	6.00	7/1/53	1,052,120
MN Hsg. Fin. Agy. Rev.	1,250,000	5.10	7/1/42	1,256,062
MN Hsg. Fin. Agy. Rev.	1,715,000	5.15	7/1/45	1,688,743
MN Hsg. Fin. Agy. Rev.	1,480,000	6.00	1/1/53	1,545,860
MN Hsg. Fin. Agy. Rev. (GNMA-FNMA-FHLMC)	330,000	4.00	1/1/47	325,967
MN Hsg. Fin. Agy. Rev. (GNMA-FNMA-FHLMC)	2,800,000	4.30	7/1/43	2,594,228
MN Hsg. Fin. Agy. Rev. (GNMA-FNMA-FHLMC)	1,000,000	4.60	7/1/45	913,080

				105,317,836

Transportation - 1.1%
Minneapolis & St. Paul Metro Airport Commission Sub. Rev. [8]	675,000	5.00	1/1/25	680,373
Minneapolis & St. Paul Metro Airport Commission Sub. Rev. [8]	450,000	5.00	1/1/26	454,374
Minneapolis & St. Paul Metro Airport Commission Sub. Rev. [8]	250,000	5.00	1/1/26	250,510
Minneapolis & St. Paul Metro Airport Commission Sub. Rev. [8]	1,000,000	5.00	1/1/47	991,550
Minneapolis & St. Paul Metro Airport Commission Sub. Rev. [8]	500,000	5.25	1/1/47	505,905
Minneapolis & St. Paul Metro Airport Commission Sub. Rev.	1,100,000	5.00	1/1/33	1,102,519
Minneapolis & St. Paul Metro Airport Commission Sub. Rev.	600,000	5.00	1/1/34	601,374

				4,586,605

Utility - 1.6%
Guam Govt. Waterworks Auth. Rev. [11]	2,000,000	5.00	1/1/46	1,884,940
Rochester Electric Utility Rev.	500,000	5.00	12/1/42	504,035
Southern Minnesota Municipal Power Agency	1,000,000	5.00	1/1/41	1,011,270
St. Paul Hsg. & Redev. Auth.	900,000	3.38	10/1/37	744,777
St. Paul Port Auth. Rev. [8]	750,000	5.25	10/1/42	704,220
St. Paul Sewer Rev.	1,220,000	2.00	12/1/41	758,279
Western MN Municipal Power Agy. Rev.	550,000	5.00	1/1/25	557,386
Western MN Municipal Power Agy. Rev.	600,000	5.00	1/1/35	609,870

				6,774,777

Total Municipal Bonds (cost: $489,788,447)				406,354,591

See accompanying notes to financial statements.

SEPTEMBER 30, 2023	43

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2023

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)
Investment Companies - 0.3%
Nuveen Minnesota Quality Municipal Income Fund (NMS)	132,458	1,291,466

Total Investment Companies (cost: $1,829,974)		1,291,466

Total Investments in Securities - 94.6% (cost: $491,618,421)		407,646,057

Other Assets and Liabilities, net - 5.4%		23,454,735

Net Assets - 100.0%		$431,100,792

[1]

Variable rate security. Rate disclosed is as of September 30, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

[2]	Security considered illiquid by the Investment Adviser. The total value of such securities as of September 30, 2023 was $3,181,750 and represented 0.7% of net assets.
[4]

144A Restricted Security. The total value of such securities as of September 30, 2023 was $8,488,799 and represented 2.0% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[6]	Zero coupon or convertible capital appreciation bond, for which the rate disclosed is either the effective yield on purchase date or the coupon rate to be paid upon conversion to coupon paying.
[8]

Securities the income from which is treated as a tax preference that is included in alternative minimum taxable income for purposes of computing federal alternative minimum tax (AMT). At September 30, 2023, 3.8% of net assets in the Fund was invested in such securities.

[9]

Municipal Lease Security. The total value of such securities as of September 30, 2023 was $12,944,243 and represented 3.0% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[11]

The Fund may invest in obligations issued by U.S. territories, for example Guam, Puerto Rico, and Virgin Islands. The total value of such securities as of September 30, 2023 was $8,626,428 and represented 2.0% of net assets.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

Short futures contracts outstanding as of September 30, 2023 were as follows:

Type	Contracts	Expiration Date	Notional Amount ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Short Futures: [10]
U.S. Treasury Long Bond	93	December 2023	(10,581,656)	561,960
U.S. Treasury 2-Year	161	December 2023	(32,636,461)	140,614
U.S. Treasury 5-Year	296	December 2023	(31,186,377)	315,939
U.S. Treasury 10-Year	480	December 2023	(51,870,000)	1,007,347

				2,025,860

[10]	The amount of $8,000,000 in cash was segregated with the broker to cover margin requirements for derivative transactions as of September 30, 2023.

A summary of the levels for the Fund’s investments as of September 30, 2023 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

	Investment in Securities
	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Municipal Bonds	—	406,354,591	—	406,354,591
Investment Companies	1,291,466	—	—	1,291,466
Futures	2,025,860	—	—	2,025,860

Total:	3,317,326	406,354,591	—	409,671,917

There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to financial statements.

44	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

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SEPTEMBER 30, 2023	45

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

September 30, 2023

	Sit U.S. Government Securities Fund	Sit Quality Income Fund	Sit Tax-Free Income Fund	Sit Minnesota Tax-Free Income Fund
ASSETS
Investments in securities, at identified cost	$322,721,100	$140,826,216	$203,185,598	$491,618,421

Investments in securities, at fair value - see accompanying schedule for detail	$291,128,265	$135,612,198	$150,680,221	$407,646,057
Cash in bank on demand deposit	66	—	6,254,768	12,282,914
Cash collateral held at broker	—	200,000	6,000,000	8,000,000
Accrued interest and dividends receivable	1,350,252	997,030	2,194,670	4,949,362
Receivable for investment securities sold	617,177	3,031,023	—	—
Variation margin on futures contracts	—	18,680	789,619	2,027,920
Receivable for Fund shares sold	1,174,237	140,404	5,390	674,932

Total assets	294,269,997	139,999,335	165,924,668	435,581,185

LIABILITIES
Disbursements in excess of cash balances	—	1,581	—	—
Payable for investment securities purchased	986,583	5,908,499	—	2,218,502
Payable for Fund shares redeemed	358,810	35,202	123,142	1,855,927
Cash portion of dividends payable to shareholders	36,098	3,162	85,517	124,527
Accrued supervisory and administrative fees	126,281	44,377	68,985	211,078
Accrued investment management fees	47,430	21,500	27,136	70,359

Total liabilities	1,555,202	6,014,321	304,780	4,480,393

Net assets applicable to outstanding capital stock	$292,714,795	$133,985,014	$165,619,888	$431,100,792

Net assets consist of:
Capital (par value and paid-in surplus)	$343,584,722	$144,030,669	$236,200,691	$515,143,229
Total distributable earnings (loss), including unrealized appreciation (depreciation)	(50,869,927)	(10,045,655)	(70,580,803)	(84,042,437)

	$292,714,795	$133,985,014	$165,619,888	$431,100,792

Outstanding shares:
Class S Shares (Class S)*	21,468,609	3,514,765	12,693,636	47,666,469

Class Y Shares (Class Y)*	7,989,761	10,869,728	7,692,904	—

Net assets applicable to outstanding shares:
Net Assets (Class S)*	$213,353,041	$32,704,439	$103,127,668	$431,100,792

Net Assets (Class Y)*	79,361,754	101,280,575	62,492,220	—

Net asset value per share of outstanding capital stock:
Net Assets Value (Class S)*	$9.94	$9.30	$8.12	$9.04

Net Assets Value (Class Y)*	9.93	9.32	8.12	—

*	Sit U.S. Government Securities Fund, Sit Quality Income Fund and Sit Tax-Free Income Fund offer multiple share classes (S and Y). Sit Minnesota Tax Free Income Fund offers a single share class.

See accompanying notes to financial statements.

46	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

STATEMENTS OF OPERATIONS (Unaudited)

Six Months Ended September 30, 2023

	Sit U.S. Government Securities Fund	Sit Quality Income Fund	Sit Tax-Free Income Fund	Sit Minnesota Tax-Free Income Fund
Investment income:
Income:
Dividends	—	—	$168,873	$28,611
Interest	$6,341,019	$3,059,142	4,003,478	8,809,335

Total income	6,341,019	3,059,142	4,172,351	8,837,946

Expenses (note 4):
Investment management fee	329,612	154,418	190,322	454,087
Supervisory and administrative fee	879,806	283,830	481,963	1,362,259

Total expenses	1,209,418	438,248	672,285	1,816,346

Less fees and expenses waived by investment adviser	—	(18,132)	—	—

Total net expenses	1,209,418	420,116	672,285	1,816,346

Net investment income	5,131,601	2,639,026	3,500,066	7,021,600

Realized and unrealized gain (loss):
Net realized gain (loss) on investments	(4,218,553)	(999,107)	(9,558,804)	(926,459)
Net realized gain (loss) on futures	—	381,127	187,562	2,591,752
Net change in unrealized appreciation (depreciation) on investments	(8,867,783)	(1,713,256)	(2,551,750)	(25,947,401)
Net change in unrealized appreciation (depreciation) on futures	—	29,957	3,215,294	5,981,060

Net gain (loss)	(13,086,336)	(2,301,279)	(8,707,698)	(18,301,048)

Net increase (decrease) in net assets resulting from operations	($7,954,735)	$337,747	($5,207,632)	($11,279,448)

See accompanying notes to financial statements.

SEPTEMBER 30, 2023	47

STATEMENTS OF CHANGES IN NET ASSETS

	Sit U.S. Government Securities Fund
	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023
Operations:
Net investment income	$5,131,601	$10,559,550
Net realized gain (loss) on investments, written options and futures	(4,218,553)	(4,670,563)
Net change in unrealized appreciation (depreciation) of investments and futures	(8,867,783)	(14,255,543)

Net increase (decrease) in net assets resulting from operations	(7,954,735)	(8,366,556)

Distributions from:
Net investment income and net realized gains
Common shares (Class S)	(3,718,161)	(7,510,551)
Common shares (Class Y)	(1,454,782)	(3,046,524)

Total distributions	(5,172,943)	(10,557,075)

Capital share transactions:
Proceeds from shares sold
Class S Shares	10,900,333	63,247,916
Class Y Shares	5,772,989	56,647,662
Reinvested distributions
Class S Shares	3,487,319	7,103,157
Class Y Shares	1,454,134	3,046,421
Payments for shares redeemed
Class S Shares	(57,488,152)	(108,707,441)
Class Y Shares	(15,989,982)	(72,452,694)

Increase (decrease) in net assets from capital transactions	(51,863,359)	(51,114,979)

Total increase (decrease) in net assets	(64,991,037)	(70,038,610)
Net assets:
Beginning of period	357,705,832	427,744,442

End of period	$292,714,795	$357,705,832

Capital transactions in shares:
Sold
Class S Shares	1,068,213	5,994,952
Class Y Shares	561,831	5,381,137
Reinvested distributions
Class S Shares	342,572	679,640
Class Y Shares	142,964	291,581
Redeemed
Class S Shares	(5,639,378)	(10,367,882)
Class Y Shares	(1,569,682)	(6,909,643)

Net increase (decrease)	(5,093,480)	(4,930,215)

See accompanying notes to financial statements.

48	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Sit Quality Income Fund		Sit Tax-Free Income Fund		Sit Minnesota Tax-Free Income Fund
Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023

$2,639,026	$4,488,076	$3,500,066	$9,021,930	$7,021,600	$14,876,124
(617,980)	(3,469,408)	(9,371,242)	(2,166,379)	1,665,293	630,442
(1,683,299)	(1,227,808)	663,544	(22,398,044)	(19,966,341)	(32,475,457)

337,747	(209,140)	(5,207,632)	(15,542,493)	(11,279,448)	(16,968,891)

(670,363)	(2,292,234)	(2,145,987)	(4,670,105)	(7,019,285)	(16,123,197)
(1,968,704)	(4,867,214)	(1,354,894)	(4,351,818)	—	—

(2,639,067)	(7,159,448)	(3,500,881)	(9,021,923)	(7,019,285)	(16,123,197)

20,170,237	78,842,647	6,942,573	42,103,767	31,984,439	151,918,760
18,984,717	152,397,219	9,310,864	42,133,790	—	—

651,009	2,248,505	1,953,035	4,243,407	6,203,319	14,361,442
1,960,703	4,801,019	795,897	1,330,553	—	—

(21,935,804)	(179,130,345)	(26,288,439)	(92,461,765)	(55,782,907)	(294,357,293)
(28,228,094)	(42,352,437)	(61,540,873)	(84,043,355)	—	—

(8,397,232)	16,806,608	(68,826,943)	(86,693,603)	(17,595,149)	(128,077,091)

(10,698,552)	9,438,020	(77,535,456)	(111,258,019)	(35,893,882)	(161,169,179)

144,683,566	135,245,546	243,155,344	354,413,363	466,994,674	628,163,853

$133,985,014	$144,683,566	$165,619,888	$243,155,344	$431,100,792	$466,994,674

2,141,692	8,044,596	814,359	4,851,251	3,408,461	16,072,878
2,017,375	15,511,420	1,101,399	4,902,907	—	—

69,326	234,244	231,418	495,017	664,821	1,526,031
208,522	500,524	94,393	155,263	—	—

(2,335,222)	(18,194,974)	(3,106,097)	(10,709,335)	(5,953,134)	(31,230,947)
(2,990,454)	(4,377,659)	(7,213,883)	(9,738,767)	—	—

(888,761)	1,718,151	(8,078,411)	(10,043,664)	(1,879,852)	(13,632,038)

SEPTEMBER 30, 2023	49

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit U.S. Government Securities Fund

	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31,
Class S		2023	2022	2021	2020	2019
Net Asset Value:
Beginning of period	$10.35	$10.83	$11.17	$11.26	$10.92	$10.80

Operations:
Net investment income [1]	0.16	0.27	0.10	0.14	0.22	0.23
Net realized and unrealized gains (losses) on investments and written options	(0.41)	(0.48)	(0.34)	(0.09)	0.34	0.12

Total from operations	(0.25)	(0.21)	(0.24)	0.05	0.56	0.35

Distributions from:
Net investment income	(0.16)	(0.27)	(0.10)	(0.14)	(0.22)	(0.23)

Net Asset Value
End of period	$9.94	$10.35	$10.83	$11.17	$11.26	$10.92

Total investment return [2]	(2.46%)	(1.89%)	(2.16%)	0.44%	5.25%	3.31%

Net assets at end of period (000’s omitted)	$213,353	$266,067	$318,439	$398,821	$404,985	$427,314
Ratios: [3]
Expenses	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Net investment income	3.05%	2.55%	0.90%	1.25%	2.06%	2.13%
Portfolio turnover rate (excluding short-term securities)	5.02%[4]	56.81%	40.96%	39.29%	29.91%	14.88%

[1]	The net investment income per share is based on average shares outstanding for the period.
[2]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.
[3]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

[4]	Not annualized.

50	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit U.S. Government Securities Fund

	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31,			Period Ended March 31, 2020 [1]
Class Y		2023	2022	2021
Net Asset Value:
Beginning of period	$10.35	$10.83	$11.17	$11.26	$10.97

Operations:
Net investment income [2]	0.17	0.29	0.13	0.17	0.06
Net realized and unrealized gains (losses) on investments and written options	(0.42)	(0.47)	(0.34)	(0.09)	0.29

Total from operations	(0.25)	(0.18)	(0.21)	0.08	0.35

Distributions from:
Net investment income	(0.17)	(0.30)	(0.13)	(0.17)	(0.06)

Net Asset Value
End of period	$9.93	$10.35	$10.83	$11.17	$11.26

Total investment return [3]	(2.43%)	(1.67%)	(1.91%)	0.72%	3.20%

Net assets at end of period (000’s omitted)	$79,362	$91,639	$109,305	$128,449	$13,085
Ratios: [4]
Expenses	0.55%	0.55%	0.55%	0.55%	0.55%
Net investment income	3.30%	2.80%	1.14%	1.44%	2.19%
Portfolio turnover rate (excluding short-term securities)	5.02%[5]	56.81%	40.96%	39.29%	29.91%

[1]	The inception date of Class Y shares was January 1, 2020.
[2]	The net investment income per share is based on average shares outstanding for the period.
[3]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.
[4]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

[5]	Not annualized.

SEPTEMBER 30, 2023	51

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit Quality Income Fund

	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31,
Class S		2023	2022	2021	2020	2019
Net Asset Value:
Beginning of period	$9.46	$9.98	$10.04	$9.82	$9.80	$9.78

Operations:
Net investment income [1]	0.17	0.28	0.15	0.10	0.18	0.19
Net realized and unrealized gains (losses) on investments, written options and futures	(0.16)	(0.33)	(0.05)	0.22	0.02	0.02

Total from operations	0.01	(0.05)	0.10	0.32	0.20	0.21

Distributions from:
Net investment income	(0.17)	(0.29)	(0.15)	(0.10)	(0.18)	(0.19)
From net realized gains	—	(0.18)	(0.01)	—	—	—

Total distributions	(0.17)	(0.47)	(0.16)	(0.10)	(0.18)	(0.19)

Net Asset Value
End of period	$9.30	$9.46	$9.98	$10.04	$9.82	$9.80

Total investment return [2]	0.24%	(0.47%)	0.92%	3.32%	2.04%	2.17%

Net assets at end of period (000’s omitted)	$32,704	$34,440	$135,246	$108,794	$90,273	$82,287
Ratios: [3]
Expenses (without waiver)	0.90%[4]	0.90%	0.90%	0.90%	0.90%	0.90%
Expenses (with waiver)	0.80%[4]	0.80%	—	—	—	—
Net investment income (without waiver)	3.60%	2.76%	1.51%	1.05%	1.80%	1.96%
Net investment income (with waiver)	3.70%	2.86%	—	—	—	—
Portfolio turnover rate (excluding short-term securities)	40.72%[5]	109.93%	63.03%	77.96%	117.52%	68.93%

[1]	The net investment income per share is based on average shares outstanding for the period.
[2]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.
[3]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

[4]	Total Fund expenses are limited to 0.90% of average daily net assets. However, during the period above, the investment adviser voluntarily absorbed expenses that were otherwise payable by the Fund.
[5]	Not annualized.

52	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit Quality Income Fund

Class Y	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023 [1]
Net Asset Value:
Beginning of period	$9.48	$9.97

Operations:
Net investment income [2]	0.18	0.32
Net realized and unrealized losses on investments, written options and futures	(0.15)	(0.32)

Total from operations	0.03	—

Distributions from:
Net investment income	(0.19)	(0.31)
From net realized gains	—	(0.18)

Total distributions	(0.19)	(0.49)

Net Asset Value
End of period	$9.32	$9.48

Total investment return [3]	0.36%	(0.11%)

Net assets at end of period (000’s omitted)	$101,281	$110,243
Ratios: [4]
Expenses	0.55%	0.55%
Net investment income	3.95%	3.28%
Portfolio turnover rate (excluding short-term securities)	40.72%[5]	109.93%

[1]	The inception date of Class Y shares was March 31, 2022.
[2]	The net investment income per share is based on average shares outstanding for the period.
[3]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.
[4]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

[5]	Not annualized.

SEPTEMBER 30, 2023	53

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit Tax-Free Income Fund

	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31,
Class S		2023	2022	2021	2020	2019
Net Asset Value:
Beginning of period	$8.54	$9.20	$9.91	$9.56	$9.69	$9.66

Operations:
Net investment income [1]	0.15	0.27	0.27	0.29	0.29	0.32
Net realized and unrealized gains (losses) on investments and futures	(0.42)	(0.66)	(0.71)	0.35	(0.13)	0.03

Total from operations	(0.27)	(0.39)	(0.44)	0.64	0.16	0.35

Distributions from:
Net investment income	(0.15)	(0.27)	(0.27)	(0.29)	(0.29)	(0.32)

Net Asset Value
End of period	$8.12	$8.54	$9.20	$9.91	$9.56	$9.69

Total investment return [2]	(3.19%)	(4.17%)	(4.62%)	6.73%	1.66%	3.67%

Net assets at end of period (000’s omitted)	$103,128	$126,041	$185,151	$348,230	$313,296	$247,351
Ratios: [3]
Expenses	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Net investment income	3.60%	3.18%	2.68%	2.92%	2.95%	3.37%
Portfolio turnover rate (excluding short-term securities)	11.63%[4]	15.05%	20.78%	21.22%	14.33%	13.80%

[1]	The net investment income per share is based on average shares outstanding for the period.
[2]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.
[3]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

[4]	Not annualized.

54	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit Tax-Free Income Fund

Class Y	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023	Period Ended March 31, 2022 [1]
Net Asset Value:
Beginning of period	$8.54	$9.20	$10.04

Operations:
Net investment income [2]	0.16	0.30	0.24
Net realized and unrealized losses on investments and futures	(0.42)	(0.67)	(0.84)

Total from operations	(0.26)	(0.37)	(0.60)

Distributions from:
Net investment income	(0.16)	(0.29)	(0.24)

Net Asset Value
End of period	$8.12	$8.54	$9.20

Total investment return [3]	(3.08%)	(3.93%)	(6.06%)

Net assets at end of period (000’s omitted)	$62,492	$117,115	$169,263
Ratios: [4]
Expenses	0.55%	0.55%	0.55%
Net investment income	3.80%	3.43%	3.57%
Portfolio turnover rate (excluding short-term securities)	11.63%[5]	15.05%	20.78%

[1]	The inception date of Class Y shares was June 1, 2021.
[2]	The net investment income per share is based on average shares outstanding for the period.
[3]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.
[4]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

[5]	Not annualized.

SEPTEMBER 30, 2023	55

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit Minnesota Tax-Free Income Fund

	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31,
		2023	2022	2021	2020	2019
Net Asset Value:
Beginning of period	$9.43	$9.94	$10.68	$10.37	$10.49	$10.39

Operations:
Net investment income [1]	0.14	0.27	0.27	0.30	0.30	0.32
Net realized and unrealized gains (losses) on investments and futures	(0.38)	(0.49)	(0.74)	0.31	(0.12)	0.10

Total from operations	(0.24)	(0.22)	(0.47)	0.61	0.18	0.42

Distributions from:
Net investment income	(0.15)	(0.27)	(0.27)	(0.30)	(0.30)	(0.32)
From net realized gains	—	(0.02)	—	—	—	—

Total distributions	(0.15)	(0.29)	(0.27)	(0.30)	(0.30)	(0.32)

Net Asset Value
End of period	$9.04	$9.43	$9.94	$10.68	$10.37	$10.49

Total investment return [2]	(2.64%)	(2.08%)	(4.56%)	5.94%	1.46%	4.15%

Net assets at end of period (000’s omitted)	$431,101	$466,995	$628,164	$680,301	$642,022	$617,766
Ratios: [3]
Expenses	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Net investment income	3.09%	2.90%	2.50%	2.83%	2.80%	3.12%
Portfolio turnover rate (excluding short-term securities)	1.65%[4]	8.50%	20.82%	12.04%	10.05%	9.25%

[1]	The net investment income per share is based on average shares outstanding for the period.
[2]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.
[3]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

[4]	Not annualized.

56	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

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SEPTEMBER 30, 2023	57

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Six Months Ended September 30, 2023

(1)	Organization

The Sit Mutual Funds covered by this report are Sit U.S. Government Securities Fund, Sit Quality Income Fund, Sit Tax-Free Income Fund and Sit Minnesota Tax-Free Income Fund (each a “Fund” and collectively, the “Funds”). The Funds are no-load funds, and are registered under the Investment Company Act of 1940 (as amended) as diversified (except Sit Minnesota Tax-Free Income Fund which is non-diversified), open-end management investment companies, or series thereof. The Sit Quality Income Fund, Sit Tax-Free Income Fund and Sit Minnesota Tax-Free Income Fund are series funds of Sit Mutual Funds II, Inc. Each Fund has 10 billion authorized shares of capital stock. Shares in the Sit U.S. Government Securities Fund have a par value of $0.01, and shares in other Funds have a par value of $0.001. This report covers the bond funds of the Sit Mutual Funds.

The investment objective for each Fund is as follows:

Fund	Investment Objective
U.S. Government Securities Fund	High current income and safety of principal.
Quality Income Fund	High current income and safety of principal.
Tax-Free Income Fund	High current income that is exempt from federal income tax, consistent with the preservation of capital.
Minnesota Tax-Free Income Fund	High current income that is exempt from federal regular income tax and Minnesota regular personal income tax, consistent with the preservation of capital.

The U.S. Government Securities Fund, Quality Income Fund and Tax-Free Income Fund offer Class S and Class Y shares. Both classes of shares have identical voting, dividend and liquidation rights. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

(2)	Significant Accounting Policies

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Investments in Securities

Investment securities are carried at fair value based upon closing market quotations on the last business day of the period. Investments in securities traded on national or international securities exchanges are valued at the last reported sales price prior to the time when assets are valued. Equity securities traded on the over-the-counter market are valued at the last reported sales price or if the last sales price is not available, at the last reported bid price. The sale and bid prices or prices deemed best to reflect fair value quoted by dealers who make markets in these securities are obtained from independent pricing services. Consistent with the Funds’ valuation policies and procedures, the current fair value of certain fixed income securities is provided by an independent pricing service. Fixed income securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from broker-dealers or quotation systems. Securities for which market quotations are not available, such as private placement securities, are valued at fair value according to methods selected in good faith by Sit Investment Associates, Inc. (the “Adviser” or “SIA”) and may include dealer-supplied valuations or other inputs and assumptions that pricing services would typically utilize. Short-term investments of sufficient credit quality with maturities of 60 days or less when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value. Options and futures contracts entered into and held by the Funds are valued at the close of the securities and commodities exchange on which they are traded.

Security transactions are accounted for on the date the securities are purchased or sold. Gains and losses are calculated on the identified cost basis. Interest, including level-yield amortization of long-term bond premium and discount, is recorded on the accrual basis. Amortization of long-term bond premium and discount is calculated using the effective interest rate method. Dividends received from closed-end fund holdings are included in Dividend Income and distributions from capital gains, if any, are included in Net Realized Gain (Loss).

58	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Delivery and payment for securities which have been purchased by the Funds on a forward commitment or when-issued basis can take place two weeks or more after the transaction date. During this period, such securities are subject to market fluctuations and may increase or decrease in value prior to delivery.

The Minnesota Tax-Free Income Fund concentrates its investments in Minnesota, and therefore may have more credit risk related to the economic conditions in the state of Minnesota than a portfolio with broader geographical diversification.

Derivative Instruments

The Funds apply derivative instrument disclosure standards in order to enable investors to understand how and why the Funds use derivatives, how derivatives are accounted for, and how derivative instruments affect the Funds’ financial statements.

To hedge interest rate risk, the Funds used Treasury options and futures traded on a U.S. exchange. Risks of entering into futures and options contracts include the possibility of an illiquid market and that a change in the value of the option may not correlate with changes in the value of the underlying securities.

The premiums paid for the options represent the cost of the investment and the options are valued daily at their closing price. The Funds recognize a realized gain or loss when the option is sold or expired. Option holdings within the Funds, which may include put options and call options, are subject to loss of value with the passage of time, and may experience a total loss of value upon expiration. With options, there is minimal counterparty risk to the Funds since they are exchange traded.

Upon entering into a futures contract, a Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expired. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

During the six months ended September 30, 2023, the average volume of derivative activity, calculated on a quarterly basis, was as follows:

	Average Cost	Average Premium Received	Average Notional Amount
U.S. Government Securities Fund
Purchased put options	$579,609	$329,375	$77,497,167
Quality Income Fund
Purchased put options	25,446	19,229	2,579,667
Treasury futures - short	—	—	8,649,492
Tax-Free Income Fund
Treasury futures - short	—	—	66,026,267
Minnesota Tax-Free Income Fund
Treasury futures - short	—	—	145,209,169

The number of open option contracts and open futures contracts outstanding as of September 30, 2023 also serve as indicators of the volume of activity for the Funds throughout the period.

SEPTEMBER 30, 2023	59

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Six Months Ended September 30, 2023 (Continued)

Statement of Assets and Liabilities – Values of derivatives as of September 30, 2023:

	Asset Derivatives Value		Liability Derivatives Value
Interest rate risk:
U.S. Government Securities Fund
Put Options Purchased	$562,500	[1]	—
Quality Income Fund
Treasury futures	18,680	[2]	—
Tax-Free Income Fund
Treasury futures	789,619	[2]	—
Minnesota Tax-Free Income Fund
Treasury futures	2,027,920	[2]	—

[1]	Statement of Assets and Liabilities location: Investments in Securities, at fair value.
[2]	Statement of Assets and Liabilities location: Variation margin receivable/payable. Includes cumulative appreciation (depreciation) of futures as reported in the Schedule of Investments.

The effect of derivative instruments on the Statement of Operations for the six months ended September 30, 2023:

	Amount of Realized Gain (Loss) on Derivatives [3]	Change in Unrealized Appreciation (Depreciation) on Derivatives [4]
Interest rate risk:
U.S. Government Securities Fund
Purchased put options	($1,449,584)	$740,491
Quality Income Fund
Purchased put options	(45,106)	18,650
Treasury futures	381,127	29,957
Tax-Free Income Fund
Treasury futures	187,562	3,215,294
Minnesota Tax-Free Income Fund
Treasury futures	2,591,752	5,981,060

[3]	Statement of Operations location: Net realized gain (loss) on investments and net realized gain (loss) on futures, respectively.
[4]	Statement of Operations location: Net change in unrealized appreciation (depreciation) on investments and net change in unrealized appreciation (depreciation) on futures, respectively.

Fair Value Measurements

The inputs and valuation techniques used to measure fair value of the Funds’ net assets are summarized into three levels as described in the hierarchy below:

•

Level 1 – quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

•

Level 2 – debt securities are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, U.S. government and government agency obligations, and municipal securities the pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. For asset-backed securities and mortgage-backed securities, the pricing services utilize matrix pricing which considers

60	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. All of these inputs are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•	Level 3 – significant unobservable inputs, including the Adviser’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise are less liquid than publicly traded securities.

A summary of the levels for the Funds’ investments as of September 30, 2023 is included with the Funds’ schedules of investments.

Federal Taxes

The Funds’ policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders. The Funds have recorded in their financial statements the full benefit of their tax positions taken in connection with the Registered Investment Company (RIC) qualification and distribution requirements of the Internal Revenue Code. Therefore, no income tax provision is required. Also, in order to avoid the payment of any federal excise taxes, the Funds will distribute substantially all of their net investment income and net realized gains on a calendar year basis.

Management has analyzed the Funds’ tax positions taken in federal tax returns for all open tax years and has concluded that as of March 31, 2023, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns remain subject to examination by the Internal Revenue Service and state departments of revenue until such time as the applicable statute of limitations for audit has expired. For example, U.S. tax returns are generally subject to audit for three years from the date they are filed.

At September 30, 2023, the gross unrealized appreciation (depreciation) on investments and cost of investments on a tax basis for federal income tax purposes were as follows:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)	Cost (Proceeds) of Investments on a Tax Basis
U.S. Government Securities Fund - Investments	$22,002	($31,614,837)	($31,592,835)	$322,721,100
Quality Income Fund - Investments	37,858	(5,251,876)	(5,214,018)	140,826,216
Tax-Free Income Fund - Investments	542,004	(53,047,381)	(52,505,377)	203,185,598
Minnesota Tax-Free Income Fund - Investments	352,357	(84,324,721)	(83,972,364)	491,618,421

SEPTEMBER 30, 2023	61

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Six Months Ended September 30, 2023 (Continued)

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains (losses) may also differ from its ultimate characterization for tax purposes. The tax character of distributions paid during the fiscal years ended March 31, 2023 and 2022 was as follows:

Year Ended March 31, 2023:

	Ordinary Income	Tax-Exempt Income	Long Term Capital Gain	Total
U.S. Government Securities Fund	$10,557,075	—	—	$10,557,075
Quality Income Fund	5,260,552	—	$1,898,896	7,159,448
Tax-Free Income Fund*	37,474	$8,984,449	—	9,021,923
Minnesota Tax-Free Income Fund*	1,213,125	14,910,072	—	16,123,197

*	99.6% and 92.5% of dividends were derived from interest on tax-exempt securities for the Tax-Free Income and Minnesota Tax-Free Income Funds, respectively.

Year Ended March 31, 2022:

	Ordinary Income	Tax-Exempt Income	Long Term Capital Gain	Total
U.S. Government Securities Fund	$4,765,649	—	—	$4,765,649
Quality Income Fund	1,945,396	—	—	1,945,396
Tax-Free Income Fund*	39,318	$10,510,585	—	10,549,903
Minnesota Tax-Free Income Fund*	18,163	17,828,095	—	17,846,258

*	99.6% and 99.9% of dividends were derived from interest on tax-exempt securities for the Tax-Free Income and Minnesota Tax-Free Income Funds, respectively.

As of March 31, 2023, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Accumulated Gain (Loss)	Unrealized Appreciation (Depreciation)
U.S. Government Securities Fund	$41,303	—	($15,733,506)	($21,979,455)
Quality Income Fund	—	—	(4,237,154)	(3,486,242)
Tax-Free Income Fund	—	$358,649	(11,918,664)	(50,052,182)
Minnesota Tax-Free Income Fund	—	—	—	(57,932,069)

Net capital loss carryovers and late year losses, if any, as of March 31, 2023, are available to offset future realized capital gains and thereby reduce future capital gains distributions. The Funds are permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward retain their character as either short-term or long-term capital losses. The net capital loss carryovers and the late year losses deferred as of March 31, 2023, were as follows:

	Unlimited Period of Net Capital Loss Carryover		Late Year Losses Deferred	Accumulated Capital and Other Losses
	Short-Term	Long-Term
U.S. Government Securities Fund	$4,428,330	$11,305,176	—	$15,733,506
Quality Income Fund	2,015,824	2,221,330	—	4,237,154
Tax-Free Income Fund	3,755,484	8,163,180	—	11,918,664
Minnesota Tax-Free Income Fund	—	—	$7,663,028	7,663,028

62	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

For the year ended March 31, 2023, the Funds’ utilized capital losses and expired capital losses as follows:

	Utilized	Expired
Minnesota Tax-Free Income Fund	$1,322,405	—

Distributions

Distributions to shareholders are recorded as of the close of business on the record date. Such distributions are payable in cash or reinvested in additional shares of the Funds’ capital stock. Distributions from net investment income are declared daily and paid monthly for the Funds. Distributions from net realized gains, if any, will be made annually for each of the Funds.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results for the respective periods. Actual results could differ from those estimates.

Guarantees and Indemnifications

Under each Fund’s organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to each Fund. In addition, certain of each Fund’s contracts with its service providers contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against each Fund cannot be determined and each Fund has no historical basis for predicting the likelihood of any such claims.

(3)	Investment Security Transactions

The cost of purchases and proceeds from sales and maturities of investment securities, other than short-term securities, for the six months ended September 30, 2023, were as follows:

	Purchases		Proceeds
	U.S. Government	Other	U.S. Government	Other
U.S. Government Securities Fund	$16,404,493	—	$59,226,006	$8,462,503
Quality Income Fund	17,927,742	$33,858,477	26,561,336	30,584,366
Tax-Free Income Fund	—	20,203,382	—	86,958,846
Minnesota Tax-Free Income Fund	—	7,104,579	—	18,416,844

(4)	Affiliated Fees and Transactions

Investment Adviser

The Funds each have entered into an investment management agreement with Sit Investment Associates Inc., under which SIA manages the Funds’ assets and provides research, statistical and advisory services, and pays related office rental, executive expenses and executive salaries. In addition, the Funds have entered into separate supervision and administration agreements with SIA. SIA also is obligated to pay all of the Funds’ expenses (excluding extraordinary expenses, stock transfer taxes, interest, brokerage commissions, and other transaction charges relating to investing activities). The fees charged to each Fund by SIA are based on the average daily net assets of the Funds at the annual rate of:

SEPTEMBER 30, 2023	63

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Six Months Ended September 30, 2023 (Continued)

	Advisory Fees	Supervisory and Administrative Fees	Total Management Fees
U.S. Government Securities Fund Class S	0.20%	0.60%	0.80%
U.S. Government Securities Fund Class Y	0.20%	0.35%	0.55%
Quality Income Fund Class S1	0.20%	0.60%	0.80%
Quality Income Fund Class Y [1]	0.20%	0.35%	0.55%
Tax-Free Income Fund Class S	0.20%	0.60%	0.80%
Tax-Free Income Fund Class Y	0.20%	0.35%	0.55%
Minnesota Tax-Free Income Fund	0.20%	0.60%	0.80%

[1]	Effective April 1, 2022, the advisory fee for Sit Quality Income Fund was voluntarily reduced from 0.30% to 0.20%; the fees presented reflect the fees net of the Adviser’s voluntary fee waiver.

Transactions with affiliates

The Adviser, affiliates of the Adviser, directors and officers of the Funds as a whole owned the following shares as of September 30, 2023:

	Shares	% Shares Outstanding
U.S. Government Securities Fund Class S	209,122	1.0
U.S. Government Securities Fund Class Y	1,075,196	13.5
Quality Income Fund Class S	1,011,042	28.8
Quality Income Fund Class Y	10,041,739	92.4
Tax-Free Income Fund Class S	329,329	2.6
Tax-Free Income Fund Class Y	715,035	9.3
Minnesota Tax-Free Income Fund	1,353,231	2.8

(5)	Credit Facility

The Funds, together with the 10 equity Sit Mutual Funds managed by SIA, are borrowers in a $20 million credit facility (Credit Facility) maturing November 28, 2023. The Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Under the terms of the Credit Facility, each Fund shall pay interest charged on any borrowings made by the Fund. During the six months ended September 30, 2023, the Funds did not use the Credit Facility.

64	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

EXPENSE EXAMPLE (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2023 to September 30, 2023.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs (redemption fees) were included, your costs would have been higher.

	Beginning Account Value (4/1/23)	Ending Account Value (9/30/23)	Expenses Paid During Period (4/1/23- 9/30/23)*

U.S. Government Securities Fund
Actual
Class S	$1,000	$975.40	$3.95
Class Y	$1,000	$975.70	$2.72
Hypothetical
Class S	$1,000	$1,021.00	$4.04
Class Y	$1,000	$1,022.25	$2.78
Quality Income Fund
Actual
Class S	$1,000	$1,002.40	$4.00
Class Y	$1,000	$1,003.60	$2.75
Hypothetical
Class S	$1,000	$1,021.00	$4.04
Class Y	$1,000	$1,022.25	$2.78
Tax-Free Income Fund
Actual
Class S	$1,000	$968.10	$3.94
Class Y	$1,000	$969.20	$2.71
Hypothetical
Class S	$1,000	$1,021.00	$4.04
Class Y	$1,000	$1,022.25	$2.78
Minnesota Tax-Free Income Fund
Actual	$1,000	$973.60	$3.95
Hypothetical	$1,000	$1,021.00	$4.04

*

Expenses are equal to the Funds’ annualized expense ratios of 0.80% for the U.S. Government Securities, Class S, Quality Income, Class S, Tax-Free Income, Class S, and Minnesota Tax-Free Funds; 0.55% for the U.S. Government Securities, Class Y, Quality Income, Class Y, and Tax-Free Income, Class Y Funds; multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period.)

SEPTEMBER 30, 2023	65

ADDITIONAL INFORMATION (Unaudited)

PROXY VOTING

A description of the policies and procedures that the Adviser uses to vote proxies related to the Funds’ portfolio securities is set forth in the Funds’ Statement of Additional Information, which is available on the Funds’ website at www.sitfunds.com, without charge by calling 800-332-5580 and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. The Funds’ proxy voting record is available without charge by calling 800-332-5580 and on the SEC’s website at www.sec.gov no later than August 31 for the prior 12 months ending June.

QUARTERLY SCHEDULES OF INVESTMENTS

Each Fund files a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORT is available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of investments, as filed on Form N-PORT, is also available on its website at www.sitfunds.com, or without charge by calling 800-332-5580.

66	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

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SEPTEMBER 30, 2023	67

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68	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Semi-Annual Report
September 30, 2023

INVESTMENT ADVISER
Sit Investment Associates, Inc.
80 S. Eighth Street
Suite 3300
Minneapolis, MN 55402

CUSTODIAN
The Bank Of New York Mellon
111 Sanders Creek Parkway
Syracuse, NY 13057

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP
Minneapolis, MN

GENERAL COUNSEL
Faegre Drinker Biddle & Reath LLP
Minneapolis, MN

SIT BOND 9-2023

Semi-Annual Report September 30, 2023 INVESTMENT ADVISER INDEPENDENT REGISTERED PUBLIC Sit Investment Associates, Inc. ACCOUNTING FIRM 80 S. Eighth Street KPMG LLP Suite 3300 Minneapolis, MN Minneapolis, MN 55402 GENERAL COUNSEL CUSTODIAN Faegre Drinker Biddle & Reath LLP The Bank Of New York Mellon Minneapolis, MN 111 Sanders Creek Parkway Syracuse, NY 13057 TRANSFER AGENT AND DISBURSING AGENT Sit Mutual Funds Attention: 534459 500 Ross Street, 154-0520 Pittsburgh, PA 15262 Sit Mutual Funds 1-800-332-5580 www.sitfunds.com SIT BOND 9-2023

Item 2: Code of Ethics.

Not applicable to Semi-Annual Report.

Item 3: Audit Committee Financial Expert.

Not applicable to Semi-Annual Report.

Item 4: Principal Accountant Fees and Services.

Not applicable to Semi-Annual Report.

Item 5: Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6: Schedule of Investments.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8: Portfolio Managers of Closed-End Management Companies.

Not applicable to open-end investment companies.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11: Controls and Procedures -

(a) Based on their evaluation of the Registrant’s Disclosure Controls and Procedures as of a date within 90 days of the Filing Date, the Registrant’s Chairman and Treasurer have determined that the Disclosure Controls and Procedures (as defined in Rule 30a-2(c) under the Act) are designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the filing Date, and that information required to be disclosed in the report is communicated to the Registrant’s management, as appropriate, to allow timely decisions regarding required disclosure.

b) There were no changes in the Registrant’s internal control over financial reporting as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13: Exhibits:

(a) The following exhibits are attached to this Form N-CSR:

(2) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2) (certification required by Section 302 of the Sarbanes-Oxley Act of 2002).

(b) Certification required by Rule 30a-2(b) under the Act (certification required by Section 906 of the Sarbanes-Oxley Act of 2002).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SIT U.S. GOVERNMENT SECURITIES FUND, INC.

By:	/s/ Paul E. Rasmussen
Paul E. Rasmussen
Vice President, Treasurer

Date: November 16, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Paul E. Rasmussen
Paul E. Rasmussen
Vice President, Treasurer

Date: November 16, 2023

By:	/s/ Roger J. Sit
Roger J. Sit
Chairman

Date: November 16, 2023